UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-22752
Nuveen Intermediate Duration Municipal Term Fund
(Exact name of registrant as specified in charter)
Nuveen Investments
333 West Wacker Drive
Chicago, IL 60606
(Address of principal executive offices) (Zip code)
Mark L. Winget
Nuveen Investments
333 West Wacker Drive
Chicago, IL 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code: (312) 917-7700
Date of fiscal year end: May 31
Date of reporting period: November 30, 2020
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

nuveen
A TIAA Company

Closed-End Funds

30 November 2020

Nuveen Municipal Closed-End Funds

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds' annual and semi-annual shareholder reports will not be sent to you by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds' website (www.nuveen.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive shareholder reports and other communications from the Funds electronically at any time by contacting the financial intermediary (such as a broker-dealer or bank) through which you hold your Fund shares or, if you are a direct investor, by enrolling at www.nuveen.com/e-report.

You may elect to receive all future shareholder reports in paper free of charge at any time by contacting your financial intermediary or, if you are a direct investor by calling 800-257-8787 and selecting option #2 or (ii) by logging into your Investor Center account at www.computershare.com/investor and clicking on "Communication Preferences." Your election to receive reports in paper will apply to all funds held in your account with your financial intermediary or, if you are a direct investor, to all your directly held Nuveen Funds and any other directly held funds within the same group of related investment companies.

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NOT FDIC INSURED MAY LOSE
VALUE NO BANK GUARANTEE

Chair’s Letter
to Shareholders
Dear Shareholders,
As 2020 draws to a close, the concerns that dominated much of the year are beginning to show signs of easing. COVID-19 vaccines are being administered around the world, with several of the vaccine candidates announcing high efficacy rates during their phase 3 trials. Markets took a generally positive view of Joe Biden winning the Electoral College, with Congress’s final confirmation of the Electoral College vote on January 7, 2021. The U.S. economy has made a significant, although incomplete, turnaround from the depths of a historic recession. In late December, the U.S. government enacted another $900 billion in aid to individuals and businesses, extending some of the programs enacted earlier in the crisis. Ongoing fiscal and monetary stimulus along with widening vaccine distribution have bolstered confidence that a semblance of normalcy can return in 2021.
While the markets’ longer-term outlook has brightened, we expect intermittent bouts of volatility to continue into the New Year. COVID-19 cases are still alarmingly high in some regions, and the renewed restrictions on social and business activity taken by local and, in some cases, national authorities will undoubtedly hinder the economy’s momentum. The pandemic’s course can still be unpredictable. The timeline of vaccine rollouts depends on many variables, public confidence can shift and real-world efficacy remains to be seen. Additionally, after Democrats won both of Georgia’s Senate run-off elections, which provided them with a democratic majority (the Democratic Vice President-elect casts the tie breaking vote in a 50/50 split Senate), this changing political landscape may cause investment outlooks to shift. Nevertheless, short-term market fluctuations can provide opportunities to invest in new ideas as well as upgrade existing positioning, within our goal of providing long-term value for our shareholders.
The New Year can be an opportune time to assess your portfolio’s resilience and readiness for what may come next. We encourage you to review your time horizon, risk tolerance and investment goals with your financial professional. On behalf of the other members of the Nuveen Fund Board, we look forward to continuing to earn your trust in the months and years ahead.
Sincerely,
Terence J. Toth
Chair of the Board
January 21, 2021

Portfolio Managers’ Comments

Nuveen Intermediate Duration Municipal Term Fund (NID)
Nuveen Intermediate Duration Quality Municipal Term Fund (NIQ)
These Funds feature portfolio management by Nuveen Asset Management, LLC (NAM), an affiliate of Nuveen Fund Advisors, LLC, the Funds’ investment adviser. Portfolio managers John V. Miller, CFA, Timothy T. Ryan, CFA, Steven M. Hlavin and Daniel J. Close, CFA, discuss key investment strategies and the six-month performance of these two Nuveen Funds. John, Tim and Steve have managed NID since its inception in December 2012 and Dan has managed NIQ since its inception in February 2013.
An Update on COVID-19 Coronavirus and its Impact on the Securities Markets
Renewed COVID-19 coronavirus outbreaks across the U.S. and Europe prompted tightening COVID-19 restrictions at the local and, in some cases, national levels during the fall of 2020, weighing on short-term economic indicators. Additionally, certain government programs supporting businesses and workers are expiring with little clarity on extensions or replacement options. In late December 2020 (subsequent to the close of this reporting period), the U.S. government approved a $900 billion relief package. In November 2020, three vaccine trials announced successful results, paving the way for selective distribution at year end 2020 and inoculation of the wider public during 2021.
Markets rallied on optimism for normalization in daily life and in the economy, furthering the recovery from the March 2020 sell-off. Although the detection of the virus in China was made public in December 2019, markets did not start to fully acknowledge the risks and potential economic impact until the latter portion of February 2020, when outbreaks outside of China were first reported. Global stock markets sold off severely, with the S&P 500® index reaching a bear market (a 20% drop from the previous high) within three weeks, the fastest bear market decline in history. Even certain parts of the bond market suffered; below investment grade municipal and corporate bonds generally dropped the furthest, mostly out of concerns for the continued financial stability of lower quality issuers. Demand for safe-haven assets, along with mounting recession fears, drove the yield on the 10-year U.S. Treasury note to 0.5% in March 2020, an all-time low. Additionally, oil prices collapsed to an 18-year low on supply glut concerns, as shutdowns across the global economy sharply reduced oil demand, although oil prices have recovered to well above those lows.

This material is not intended to be a recommendation or investment advice, does not constitute a solicitation to buy, sell or hold a security or an investment strategy and is not provided in a fiduciary capacity. The information provided does not take into account the specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s objectives and circumstances and in consultation with his or her advisors.
Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio managers as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements, and the views expressed herein are subject to change at any time, due to numerous market and other factors. The Funds disclaim any obligation to update publicly or revise any forward-looking statements or views expressed herein.
For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc. (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings, while BB, B, CCC, CC, C and D are below investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.
Bond insurance guarantees only the payment of principal and interest on the bond when due, and not the value of the bonds themselves, which will fluctuate with the bond market and the financial success of the issuer and the insurer. Insurance relates specifically to the bonds in the portfolio and not to the share prices of a Fund. No representation is made as to the insurers’ ability to meet their commitments.
Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.

Portfolio Managers’ Comments (continued)
While most markets have recovered most of their losses, volatility will likely remain elevated until the health crisis itself is under control (via fewer new cases, lower infection rates and/or verified treatments or widespread vaccination). The situation remains fluid, given production and logistical challenges with rolling out the vaccine as well as public trust in it, and new information is incoming daily, compounding the difficulty of modeling outcomes for epidemiologists and economists alike.
Nuveen Fund Advisors, LLC, and our portfolio management teams are monitoring the situation carefully and continuously refining our views and approaches to managing the Funds to best pursue investment objectives while mitigating risks through all market environments.
What key strategies were used to manage the Funds during the six-month reporting period ended November 30, 2020?
The Funds’ primary investment objective is to provide a high level of current income exempt from regular federal income tax. The Funds’ secondary investment objective is to seek additional total return. NID has a 10-year term and intends to liquidate and distribute its then-current net assets to shareholders on or before March 31, 2023. NIQ has a 10-year term and intends to liquidate and distribute its then-current net assets to shareholders on or before June 30, 2023.
The broad municipal bond market performed well in the six-month reporting period, continuing its recovery from the COVID-19 crisis downturn earlier in 2020. Municipal yields declined meaningfully and credit spreads contracted, particularly in lower rated, higher yielding areas of the market, as investors grew more comfortable with the economic outlook and the prospects for municipal bonds in general. Positive sentiment was especially strong in the final month of the reporting period, with the election outcome suggesting that significant tax reform was unlikely and positive vaccine news spurring hope for wide distribution in 2021.
Management continues to take a bottom-up approach to discovering sectors that appeared undervalued as well as individual credits that we believed had the potential to perform well over the long term. NID’s trading was mainly driven by the reinvestment of coupon income and the proceeds of called and maturing bonds. There were several notable maturities during the reporting period including Navistar, PPL Energy, Guam Waterworks, Los Angeles County Tobacco Settlement and AK Steel. We bought bonds with the potential to perform well in an economic recovery that were trading at attractive credit spreads. These purchases spanned a diverse range of sectors and names such as New York Metropolitan Transportation Authority (MTA), American Airlines, United Airlines, U.S. Steel, Puerto Rico sales tax revenue (known as COFINAs), Ochsner Health (Louisiana) and South Jersey Port Marine Terminal. We also took advantage of prevailing market conditions earlier in the reporting period to do some tax loss swaps. This tactic entailed selling depreciated bonds with lower yields and buying similarly structured but higher yielding bonds. We implemented this approach to enhance the Fund’s income earning capability and seek to make the Fund more tax efficient.
NIQ added bonds across a range of sectors, in particular taking advantage of attractive credit spreads in the new issue market. We bought two tobacco deals (Los Angeles County Tobacco Settlement and Michigan Tobacco Settlement), airport revenue bonds for Port of Portland, a dedicated tax bond for Broward County (Florida) Half-Cent Sales Tax Revenue, a New York City local general obligation (GO) bond, a toll road issue for Central Texas Regional Mobility Partners and New York MTA bonds. The purchases were largely funded with the proceeds from maturing and called bonds. We also sold a pre-refunded bond and a position we bought in the mid-/late-summer 2020 that had depreciated due to yield curve movements.
As of November 30, 2020, both Funds continued to use inverse floating rate securities. We employ inverse floaters for a variety of reasons, including duration management, income enhancement and total return enhancement. As part of our duration manage-

ment strategies, NID entered into interest rate swap agreements and shorted interest rate futures contracts to help reduce price volatility risk due to movements in U.S. interest rates relative to the Fund’s benchmark. We have allowed the positions to roll off over time, reducing the amount of hedging in the portfolio. The futures contracts had a negligible impact on NID’s performance in this reporting period.
How did NID and NIQ perform during the six-month reporting period ended November 30, 2020?
The tables in each Fund’s Performance Overview and Holding Summaries section of this report provide the Funds’ total returns at net asset value (NAV) for the period ended November 30, 2020. Each Fund’s total returns at common share NAV are compared with the performance of a corresponding market index.
For the six months ended November 30, 2020, the total returns at common share NAV for NID outperformed the return for the S&P Municipal Bond Index but underperformed the S&P Intermediate Duration Municipal Yield Index, and NIQ outperformed the returns for both the S&P Municipal Bond Index and the S&P Municipal Bond Intermediate Index. Please see Glossary of Terms for index definitions.
The main factors influencing the Funds’ relative performance during this reporting period were duration and yield curve positioning, credit ratings allocations, sector positioning and credit selection. In addition, the use of regulatory leverage was an important factor affecting the performance of the Funds. Leverage is discussed in more detail later in the Fund Leverage section of this report.
Duration and yield curve positioning was a positive contributor for the two Funds. The Funds’ longer duration profiles relative to their benchmarks were beneficial at a time when municipal bond yields and municipal high yield spreads were both falling. Although NIQ held an overweight allocation to the 0- to 2-year duration category, which was somewhat detrimental, the outperformance of its overweight allocations to durations of 10- to 12-years and 12-years and longer more than compensated.
Credit quality allocation was a non-factor in NID’s relative performance in this reporting period because the ratings allocations closely matched that of the benchmark. NIQ strongly benefited from its credit quality positioning. NIQ’s overweight to A and BBB rated bonds and underweight to AAA and AA rated paper was advantageous as lower rated credits outperformed high grade bonds in this reporting period.
Sector positioning worked against the Funds in this reporting period. NID’s underperformance relative to the S&P Intermediate Duration Municipal Yield Index was almost entirely driven by sector allocations. NID’s overweight to hospitals was the largest sector level detractor, as credit spreads have not yet fully recovered in this COVID sensitive sector. Underweight allocations to the transportation and higher education sectors also detracted. Although these sectors were also among the more COVID sensitive areas of the market, they outperformed in this reporting period. Puerto Rico was another strong performing sector, but NID’s underweight to Puerto Rico bonds detracted from performance despite strong security selection there. NID’s overweight to the outperforming tobacco sector was advantageous and further enhanced by our favorable credit selection there. An underweight to local GOs was beneficial as the local GO sector lagged due to its higher quality. Like NID, NIQ was also negatively affected by sector allocations. Namely, underweight allocations to the “other transportation” sector, which is primarily the New York MTA bonds, and the industrial development revenue (IDR) sector detracted from NIQ’s relative performance, as these sectors performed well.

Portfolio Managers’ Comments (continued)
NID’s credit selection was positive, with our selections in New Jersey appropriate debt and IDR bonds (including Big River Steel, U.S. Steel, several airlines and Iowa Fertilizer) outperforming. NIQ also benefited from individual credit selection, with its tender option bond positions adding to performance and outperformance from lower rated, longer dated credits. However, a position in Energy Harbor common stock somewhat detracted from both Funds’ performance. The Funds acquired shares in Energy Harbor when their holdings of certain municipal bonds issued by FirstEnergy Solutions were converted into Energy Harbor equity as part of FirstEnergy Solution’s emergence from bankruptcy protection. The share price appreciated strongly post its March 2020 issuance, which increased both the size of each Fund’s position and its impact to performance. In July 2020, the stock suffered a correction on negative headline news about the predecessor company and its former parent company.

Fund Leverage
IMPACT OF THE FUNDS’ LEVERAGE STRATEGIES ON PERFORMANCE
One important factor impacting the returns of the Funds’ common shares relative to their comparative benchmarks was the Funds’ use of leverage through their issuance of preferred shares and/or investments in inverse floating rate securities, which represent leveraged investments in underlying bonds. The Funds use leverage because our research has shown that, over time, leveraging provides opportunities for additional income. The opportunity arises when short-term rates that a Fund pays on its leveraging instruments are lower than the interest a Fund earns on its portfolio of long-term bonds that it has bought with the proceeds of that leverage. This has been particularly true in the recent market environment where short-term rates have been low by historical standards.
However, use of leverage can expose Fund common shares to additional price volatility. When a Fund uses leverage, the Fund’s common shares will experience a greater increase in their net asset value if the municipal bonds acquired through the use of leverage increase in value, but will also experience a correspondingly larger decline in their net asset value if the bonds acquired through leverage decline in value. All this will make the shares’ total return performance more variable over time.
In addition, common share income in levered funds will typically decrease in comparison to unlevered funds when short-term interest rates increase and increase when short-term interest rates decrease. In recent quarters, fund leverage expenses have generally tracked the overall movement of short-term tax-exempt interest rates. While fund leverage expenses are somewhat higher than their recent lows, leverage nevertheless continues to provide the opportunity for incremental common share income, particularly over longer-term periods.
Leverage had a positive impact on the total return performance of the Funds over the reporting period.
As of November 30, 2020, the Funds’ percentages of leverage are as shown in the accompanying table.

	NID	NIQ
Effective Leverage*	37.20%	34.84%
Regulatory Leverage*	20.96%	22.17%

*
Effective Leverage is a Fund’s effective economic leverage, and includes both regulatory leverage and the leverage effects of certain derivative and other investments in a Fund’s portfolio that increase the Fund’s investment exposure. Currently, the leverage effects of Tender Option Bond (TOB) inverse floater holdings are included in effective leverage values, in addition to any regulatory leverage. Regulatory leverage consists of preferred shares issued or borrowings of a Fund. Both of these are part of a Fund’s capital structure. A Fund, however, may from time to time borrow on a typically transient basis in connection with its day-to-day operations, primarily in connection with the need to settle portfolio trades. Such incidental borrowings are excluded from the calculation of a Fund’s effective leverage ratio. Regulatory leverage is subject to asset coverage limits set forth in the Investment Company Act of 1940.

Fund Leverage (continued)
THE FUNDS’ REGULATORY LEVERAGE
As of November 30, 2020, the Funds have issued and outstanding preferred shares as shown in the accompanying table.

Variable Rate
	Variable Rate	Remarketed
	Preferred*	Preferred**
	Shares	Shares
	Issued at	Issued at
	Liquidation	Liquidation
	Preference	Preference	Total
NID	$175,000,000	$ —	$175,000,000
NIQ	$ 55,000,000	$ —	$ 55,000,000

*
Preferred shares of the Fund featuring a floating rate dividend based on a predetermined formula or spread to an index rate. Includes the following preferred shares AMTP, iMTP, MFP-VRM and VRDP in Special Rate Mode, where applicable. See Notes to Financial Statements, Note 5 – Fund Shares for further details.

**
Preferred shares of the Fund featuring floating rate dividends set by a remarketing agent via a regular remarketing. Includes the following preferred shares VRDP not in Special Rate Mode, MFP- VRRM and MFP-VRDM, where applicable. See Notes to Financial Statements, Note 5 – Fund Shares for further details.

Refer to Notes to Financial Statements, Note 5 – Fund Shares for further details on preferred shares and each Funds’ respective transactions.

Common Share Information
COMMON SHARE DISTRIBUTION INFORMATION
The following information regarding the Funds’ distributions is current as of November 30, 2020. Each Fund’s distribution levels may vary over time based on each Fund’s investment activity and portfolio investment value changes.
During the current reporting period, each Fund’s distributions to common shareholders were as shown in the accompanying table.

	Per Common
	Share Amounts
Month Distributions (Ex-Dividend Date)	NID	NIQ
June 2020	$0.0425	$0.0355
July	0.0425	0.0355
August	0.0425	0.0355
September	0.0425	0.0355
October	0.0440	0.0395
November 2020	0.0440	0.0395
Total Distributions from Net Investment Income	$0.2580	$0.2210
Yields
Market Yield*	3.84%	3.26%
Taxable-Equivalent Yield*	6.47%	5.50%

*
Market Yield is based on the Fund’s current annualized monthly dividend divided by the Fund’s current market price as of the end of the reporting period. Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on an income tax rate of 40.8%. Your actual federal income tax rate may differ from the assumed rate. The Taxable-Equivalent Yield also takes into account the percentage of the Fund’s income generated and paid by the Fund (based on payments made during the previous calendar year) that was not exempt from federal income tax. Separately, if the comparison were instead to investments that generate qualified dividend income, which is taxable at a rate lower than an individual’s ordinary graduated tax rate, the fund’s Taxable-Equivalent Yield would be lower.

Each Fund seeks to pay regular monthly dividends out of its net investment income at a rate that reflects its past and projected net income performance. To permit each Fund to maintain a more stable monthly dividend, the Fund may pay dividends at a rate that may be more or less than the amount of net income actually earned by the Fund during the period. Distributions to common shareholders are determined on a tax basis, which may differ from amounts recorded in the accounting records. In instances where the monthly dividend exceeds the earned net investment income, the Fund would report a negative undistributed net ordinary income. Refer to Note 6 – Income Tax Information for additional information regarding the amounts of undistributed net ordinary income and undistributed net long-term capital gains and the character of the actual distributions paid by the Fund during the period.
All monthly dividends paid by each Fund during the current reporting period were paid from net investment income. If a portion of the Fund’s monthly distributions is sourced from or comprised of elements other than net investment income, including capital gains and/or a return of capital, shareholders will be notified of those sources. For financial reporting purposes, per share amounts of each Fund’s distributions for the reporting period are presented in this report’s Financial Highlights. For income tax purposes, distribution information for each Fund as of its most recent tax year end is presented in Note 6 — Income Tax Information within the Notes to Financial Statements of this report.

Common Share Information (continued)
NUVEEN CLOSED-END FUND DISTRIBUTION AMOUNTS
The Nuveen Closed-End Funds’ monthly and quarterly periodic distributions to shareholders are posted on www.nuveen.com and can be found on Nuveen’s enhanced closed-end fund resource page, which is at https://www.nuveen.com/resource-center-closed-end funds, along with other Nuveen closed-end fund product updates. To ensure timely access to the latest information, shareholders may use a subscribe function, which can be activated at this web page (https://www.nuveen.com/subscriptions).
COMMON SHARE REPURCHASES
During August 2020, the Funds’ Board of Trustees reauthorized an open-market share repurchase program, allowing each Fund to repurchase an aggregate of up to approximately 10% of its outstanding common shares.
As of November 30, 2020, and since the inception of the Funds’ repurchase programs, the Funds have cumulatively repurchased and retired their outstanding common shares as shown in the accompanying table.

	NID	NIQ
Common shares cumulatively repurchased and retired	—	—
Common shares authorized for repurchase	4,690,000	1,310,000

During the current reporting period, the Funds did not repurchase any of their outstanding common shares.
OTHER COMMON SHARE INFORMATION
As of November 30, 2020, and during the current reporting period, the Funds’ common share prices were trading at a premium/ (discount) to their common share NAVs as shown in the accompanying table.

	NID	NIQ
Common share NAV	$14.07	$14.75
Common share price	$13.75	$14.54
Premium/(Discount) to NAV	(2.27)%	(1.42)%
6-month average premium/(discount) to NAV	(4.05)%	(2.46)%

Risk Considerations
Fund shares are not guaranteed or endorsed by any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation.
Nuveen Intermediate Duration Municipal Term Fund (NID)
Investing in closed-end funds involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Closed-end fund shares may frequently trade at a discount or premium to their net asset value. Debt or fixed income securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, derivatives risk, liquidity risk, and income risk. As interest rates rise, bond prices fall. Lower credit debt securities may be more likely to fail to make timely interest or principal payments. Leverage increases return volatility and magnifies the Fund’s potential return and its risks; there is no guarantee a fund’s leverage strategy will be successful. For these and other risks, including the Fund’s limited term and inverse floater risk, see the Fund’s web page at www.nuveen.com/NID.
Nuveen Intermediate Duration Quality Municipal Term Fund (NIQ)
Investing in closed-end funds involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Closed-end fund shares may frequently trade at a discount or premium to their net asset value. Debt or fixed income securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, derivatives risk, liquidity risk, and income risk. As interest rates rise, bond prices fall. Leverage increases return volatility and magnifies the Fund’s potential return and its risks; there is no guarantee a fund’s leverage strategy will be successful. For these and other risks, including the Fund’s limited term and inverse floater risk, see the Fund’s web page at www.nuveen.com/NIQ.

NID	Nuveen Intermediate Duration Municipal Term Fund Performance Overview and Holding Summaries as of November 30, 2020

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.
Average Annual Total Returns as of November 30, 2020

	Cumulative	Average Annual
				Since
	6-Month	1-Year	5-Year	Inception
NID at Common Share NAV	5.00%	2.01%	4.85%	4.25%
NID at Common Share Price	5.63%	4.12%	6.38%	3.65%
S&P Intermediate Duration Municipal Yield Index	5.75%	3.66%	4.59%	4.45%
S&P Municipal Bond Index	3.12%	4.68%	3.85%	3.35%

Since inception returns are from 12/05/12. Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index return information is provided for the Fund’s shares at NAV only. Indexes are not available for direct investment.
Common Share Price Performance — Weekly Closing Price

This data relates to the securities held in the Fund’s portfolio of investments as of the end of the reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.
For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.

Fund Allocation
(% of net assets)
Long-Term Municipal Bonds	126.4%
Common Stocks	3.3%
Other Assets Less Liabilities	1.5%
Net Assets Plus Floating Rate
Obligations & AMTP Shares,
net of deferred offering costs	131.2%
Floating Rate Obligations	(4.7)%
AMTP Shares, net of deferred
offering costs	(26.5)%
Net Assets	100%

Portfolio Credit Quality
(% of total investment exposure)
U.S. Guaranteed	6.2%
AAA	0.2%
AA	23.0%
A	11.1%
BBB	25.5%
BB or Lower	17.6%
N/R (not rated)	14.3%
N/A (not applicable)	2.1%
Total	100%

Portfolio Composition
(% of total investments)
Tax Obligation/Limited	23.9%
Transportation	16.3%
Health Care	12.8%
Tax Obligation/General	11.7%
Consumer Staples	8.4%
Utilities	8.4%
Education and Civic Organizations	5.1%
Other	13.4%
Total	100%

States and Territories
(as a % of total investments)
Illinois	14.3%
New York	10.8%
California	10.4%
New Jersey	8.4%
Florida	7.2%
Pennsylvania	4.4%
Texas	3.3%
Michigan	3.1%
Ohio	3.1%
Guam	2.5%
Puerto Rico	2.5%
Wisconsin	2.3%
Colorado	2.2%
Washington	2.2%
Indiana	1.9%
Iowa	1.9%
Other[1]	19.5%
Total	100%

1 See Portfolio of Investments for details on “other” States and Territories.

NIQ	Nuveen Intermediate Duration Quality Municipal Term Fund Performance Overview and Holding Summaries as of November 30, 2020

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.
Average Annual Total Returns as of November 30, 2020

	Cumulative	Average Annual
				Since
	6-Month	1-Year	5-Year	Inception
NIQ at Common Share NAV	4.28%	4.74%	4.48%	3.95%
NIQ at Common Share Price	6.30%	8.92%	6.36%	8.42%
S&P Municipal Bond Intermediate Index	2.64%	4.88%	3.67%	3.36%
S&P Municipal Bond Index	3.12%	4.68%	3.85%	3.52%

Since inception returns are from 2/07/13. Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index return information is provided for the Fund’s shares at NAV only. Indexes are not available for direct investment.
Common Share Price Performance — Weekly Closing Price

This data relates to the securities held in the Fund’s portfolio of investments as of the end of the reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.
For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.

Fund Allocation
(% of net assets)
Long-Term Municipal Bonds	124.3%
Common Stocks	1.2%
Other Assets Less Liabilities	2.9%
Net Assets Plus Floating Rate
Obligations & AMTP Shares,
net of deferred offering costs	128.4%
AMTP Shares, net of deferred
offering costs	(28.4)%
Net Assets	100%

Portfolio Credit Quality
(% of total investment exposure)
U.S. Guaranteed	8.8%
AA	32.0%
A	30.4%
BBB	20.2%
BB or Lower	3.8%
N/R (not rated)	4.0%
N/A (not applicable)	0.8%
Total	100%

Portfolio Composition
(% of total investments)
Utilities	29.0%
Tax Obligation/Limited	16.3%
Health Care	15.8%
Transportation	15.0%
Education and Civic Organizations	8.9%
Tax Obligation/General	7.7%
Other	7.3%
Total	100%

States and Territories
(as a % of total investments)
Colorado	11.7%
California	8.5%
Illinois	8.4%
Tennessee	6.8%
Texas	6.2%
Florida	6.1%
Michigan	5.8%
New York	5.2%
New Jersey	3.5%
Kentucky	2.7%
Pennsylvania	2.7%
Maine	2.3%
Nebraska	2.1%
Nevada	2.0%
Ohio	1.9%
South Carolina	1.8%
Virginia	1.8%
Alabama	1.7%
Other[1]	18.8%
Total	100%

1 See Portfolio of Investments for details on “other” States and Territories.

NID	Nuveen Intermediate Duration Municipal Term Fund Portfolio of Investments November 30, 2020 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 129.7% (100.0% of Total Investments)
	MUNICIPAL BONDS – 126.4% (97.5% of Total Investments)
	Alabama – 0.1% (0.1% of Total Investments)
$ 755	Hoover Industrial Development Board, Alabama, Environmental Improvement Revenue Bonds,	10/29 at 100.00	B–	$ 688,643
	United States Steel Corporation Project, Series 2019, 5.750%, 10/01/49 (AMT)
	Alaska – 0.4% (0.3% of Total Investments)
	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed
	Bonds, Series 2006A:
2,000	5.000%, 6/01/32	12/20 at 100.00	B3	2,000,840
350	5.000%, 6/01/46	12/20 at 100.00	B3	351,771
2,350	Total Alaska			2,352,611
	Arizona – 1.1% (0.8% of Total Investments)
2,000	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children’s	2/22 at 100.00	A1	2,103,000
	Hospital, Refunding Series 2012A, 5.000%, 2/01/27
680	Estrella Mountain Ranch Community Facilities District, Goodyear City, Arizona, Special	7/25 at 100.00	N/R	612,354
	Assessment Revenue Bonds, Montecito Assessment District 2, Series 2015, 4.750%, 7/01/30, 144A
665	Florence Town Inc, Industrial Development Authority, Arizona, Education Revenue Bonds,	No Opt. Call	BB+	692,192
	Legacy Traditional School Project – Queen Creek and Casa Grande Campuses, Series 2013,
	5.000%, 7/01/23
2,000	Phoenix Civic Improvement Corporation, Arizona, Rental Car Facility Charge Revenue	7/29 at 100.00	A3	2,382,240
	Bonds, Series 2019A, 5.000%, 7/01/32
75	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds,	7/21 at 100.00	N/R (4)	77,519
	Great Hearts Academies – Veritas Project, Series 2012, 6.250%, 7/01/32 (Pre-refunded 7/01/21)
290	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds,	7/25 at 100.00	BB+	306,997
	Legacy Traditional Schools Projects, Series 2015, 5.000%, 7/01/45, 144A
1,000	Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds, Guam Facilities	2/24 at 100.00	B+	1,027,710
	Foundation, Inc Project, Series 2014, 5.125%, 2/01/34
6,710	Total Arizona			7,202,012
	Arkansas – 0.4% (0.3% of Total Investments)
2,665	Arkansas Development Finance Authority, Industrial Development Revenue Bonds, Big River	9/26 at 103.00	B	2,810,642
	Steel Project, Series 2019, 4.500%, 9/01/49 (AMT), 144A
	California – 13.5% (10.4% of Total Investments)
1,850	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Second	10/26 at 100.00	AA	2,075,866
	Subordinate Lien Series 2016B, 4.000%, 10/01/35 – AGM Insured
2,490	Alvord Unified School District, Riverside County, California, General Obligation Bonds,	No Opt. Call	AA	6,023,559
	Tender Option Bond Trust 2016-XG0089, Formerly Tender Option Bond Trust 3306, 26.797%,
	8/01/30, 144A (IF) (5)
620	Antelope Valley Healthcare District, California, Revenue Bonds, Series 2011A, 6.875%,	3/21 at 100.00	N/R (4)	630,112
	3/01/26 (Pre-refunded 3/01/21)
750	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge,	1/21 at 100.00	AA	795,630
	Tender Option Bond Trust 2016-XG0019, Formerly Tender Option Bond Trust 4740, 3.359%,
	4/01/36, 144A (IF) (5)
3,440	California Community Housing Agency, California, Essential Housing Revenue Bonds,	2/30 at 100.00	N/R	3,894,183
	Serenity at Larkspur Apartments, Series 2020A, 5.000%, 2/01/50, 144A
10	California Housing Finance Agency, Municipal Certificate Revenue Bonds, Class A Series	No Opt. Call	BBB+	11,001
	2019-2, 4.000%, 3/20/33
	California Municipal Finance Authority, Revenue Bonds, NorthBay Healthcare Group, Series
	2017A:
1,095	5.250%, 11/01/29	11/26 at 100.00	BBB–	1,296,349
1,140	5.000%, 11/01/30	11/26 at 100.00	BBB–	1,318,752

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	California (continued)
$ 1,000	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds,	7/22 at 100.00	BBB	$ 1,048,990
	Poseidon Resources Channelside LP Desalination Project, Series 2012, 5.000%, 11/21/45
	(AMT), 144A
	California Statewide Communities Development Authority, California, Revenue Bonds, Loma
	Linda University Medical Center, Series 2014A:
500	5.250%, 12/01/29	12/24 at 100.00	BB	559,025
2,500	5.250%, 12/01/34	12/24 at 100.00	BB	2,765,300
2,500	5.250%, 12/01/44	12/24 at 100.00	BB	2,718,000
1,713	5.500%, 12/01/54	12/24 at 100.00	BB	1,873,594
2,300	California Statewide Communities Development Authority, California, Revenue Bonds, Loma	6/26 at 100.00	BB	2,645,759
	Linda University Medical Center, Series 2016A, 5.000%, 12/01/27, 144A
2,765	California Statewide Community Development Authority, Certificates of Participation,	1/28 at 100.00	BBB+	2,987,970
	Methodist Hospital of Southern California, Series 2018, 4.250%, 1/01/43
5,000	Compton Community Redevelopment Agency, California, Tax Allocation Revenue Bonds,	12/20 at 100.00	N/R	5,018,500
	Redevelopment Projects, Second Lien Series 2010B, 5.750%, 8/01/26
3,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds,	No Opt. Call	AA	3,432,330
	Refunding Series 2013A, 0.000%, 1/15/29 – AGM Insured (6)
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement
	Asset-Backed Bonds, Series 2018A-1:
2,000	5.000%, 6/01/30	6/28 at 100.00	BBB	2,515,600
3,260	5.000%, 6/01/32	6/28 at 100.00	BBB	4,055,766
5,290	5.000%, 6/01/33	6/28 at 100.00	BBB	6,547,539
3,805	5.000%, 6/01/34	6/28 at 100.00	BBB–	4,678,742
1,415	5.000%, 6/01/35	6/28 at 100.00	BB+	1,733,460
2,235	3.500%, 6/01/36	6/22 at 100.00	BB–	2,276,660
100	Indio Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	12/20 at 100.00	A	100,389
	Project, Subordinate Lien Refunding Series 2008A, 5.000%, 8/15/23
2,315	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds,	9/25 at 100.00	N/R	2,625,534
	Refunding Series 2015, 5.000%, 9/01/35
250	National City Community Development Commission, California, Tax Allocation Bonds,	8/21 at 100.00	A (4)	261,233
	National City Redevelopment Project, Series 2011, 7.000%, 8/01/32 (Pre-refunded 8/01/21)
4,100	Natomas Unified School District, Sacramento County, California, General Obligation	8/26 at 100.00	AA	4,309,059
	Bonds, Election 2018, Series 2019, 3.000%, 8/01/46 – AGM Insured (UB) (5)
700	Redwood City, California, Special Tax Refunding Bonds, Redwood Shores Community	9/22 at 100.00	N/R	741,762
	Facilities District 99-1, Shores Transportation Improvement Project, Series 2012B,
	5.000%, 9/01/29
1,975	Riverside County Redevelopment Agency Successor Agency, California, Tax Allocation	10/24 at 100.00	AA	2,260,447
	Bonds, Refunding Series 2014A, 5.000%, 10/01/34 – AGM Insured
85	Riverside County, California, Special Tax Bonds, Community Facilities District 05-8	No Opt. Call	N/R	87,170
	Scott Road, Series 2013, 4.000%, 9/01/21
500	Roseville, California, Special Tax Bonds, Community Facilities District 1 Westbrook,	9/24 at 100.00	N/R	564,195
	Series 2014, 5.000%, 9/01/29
2,395	San Bernardino Joint Powers Financing Authority, California, Tax Allocation Bonds,	No Opt. Call	AA	2,871,509
	Series 2005A, 5.750%, 10/01/24 – AGM Insured
440	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series	12/21 at 100.00	BB	465,854
	2011, 7.500%, 12/01/41
1,500	Tejon Ranch Public Facilities Financing Authority, California, Special Tax Bonds,	3/23 at 100.00	N/R	1,600,080
	Community Facilities District 2008-1 Tejon Industrial Complex East 2012A, 5.000%, 9/01/32
1,500	Tejon Ranch Public Facilities Financing Authority, California, Special Tax Bonds,	3/23 at 100.00	N/R	1,600,080
	Community Facilities District 2008-1 Tejon Industrial Complex East 2012B, 5.000%, 9/01/32
10,000	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed	12/20 at 100.00	B	10,047,700
	Bonds, Refunding Series 2005A-2, 5.400%, 6/01/27
880	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed	12/20 at 100.00	Baa1	881,531
	Bonds, Series 2005A-1, 4.750%, 6/01/23
77,418	Total California			89,319,230

NID	Nuveen Intermediate Duration Municipal Term Fund Portfolio of Investments (continued) November 30, 2020 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Colorado – 2.9% (2.2% of Total Investments)
	Colorado Bridge Enterprise, Revenue Bonds, Central 70 Project, Senior Series 2017:
$ 750	4.000%, 12/31/30 (AMT)	12/27 at 100.00	A–	$ 858,045
250	4.000%, 6/30/31 (AMT)	12/27 at 100.00	A–	285,410
645	Colorado Educational and Cultural Facilities Authority, Charter School Refunding Revenue	6/23 at 100.00	A+	698,161
	Bonds, Pinnacle Charter School, Inc K-8 Facility Project, Series 2013, 5.000%, 6/01/29
50	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds,	No Opt. Call	BB+	51,171
	Littleton Preparatory Charter School, Series 2013, 5.000%, 12/01/22
851	Colorado Housing and Finance Authority, Revenue Bonds, Confluence Energy LLC Project,	No Opt. Call	N/R	11,747
	Series 2017, 6.875%, 10/01/27 (AMT) (7), (8)
3,270	Colorado Springs, Colorado, Utilities System Revenue Bonds, Tender Option Bond Trust	11/22 at 100.00	AA+	4,102,084
	2015-XF0223, 14.041%, 11/15/30, 144A (IF) (5)
	Colorado State Board of Governors, Colorado State University Auxiliary Enterprise System
	Revenue Bonds, Tender Option Bond Trust 2016-XF2354, Formerly Tender Option Bond Trust 3316:
100	22.093%, 3/01/25, 144A (IF) (5)	No Opt. Call	AA	195,477
300	22.093%, 3/01/26, 144A (IF) (5)	No Opt. Call	AA	649,257
430	22.043%, 3/01/27, 144A (IF) (5)	No Opt. Call	AA	1,005,710
725	22.093%, 3/01/28, 144A (IF) (5)	No Opt. Call	AA	1,810,543
200	22.093%, 3/01/29, 144A (IF) (5)	No Opt. Call	AA	525,868
2,000	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center	No Opt. Call	Baa2	2,338,100
	Hotel, Refunding Senior Lien Series 2016, 5.000%, 12/01/26
1,000	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds,	No Opt. Call	N/R	1,025,670
	Refunding Series 2013, 5.000%, 12/01/21, 144A
1,900	Rangely Hospital District, Rio Blanco County, Colorado, General Obligation Bonds,	11/21 at 100.00	Baa3	1,960,800
	Refunding Series 2011, 6.000%, 11/01/26
205	SouthGlenn Metropolitan District, Colorado, Special Revenue Bonds, Refunding Series	No Opt. Call	N/R	205,012
	2016, 3.000%, 12/01/21
3,150	Westminster Economic Development Authority, Colorado, Tax Increment Revenue Bonds,	12/22 at 100.00	AA–	3,432,681
	Mandalay Gardens Urban Renewal Project, Series 2012, 5.000%, 12/01/27
15,826	Total Colorado			19,155,736
	Connecticut – 0.2% (0.2% of Total Investments)
900	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Stamford	7/22 at 100.00	BBB+	939,465
	Hospital, Series 2012J, 5.000%, 7/01/37
7,995	Mashantucket Western Pequot Tribe, Connecticut, Special Revenue Bonds, Subordinate	No Opt. Call	N/R	519,665
	Series 2013A, 6.050%, 7/01/31, (cash 4.000%, PIK 2.050%), (8)
8,895	Total Connecticut			1,459,130
	District of Columbia – 0.6% (0.5% of Total Investments)
670	District of Columbia Student Dormitory Revenue Bonds, Provident Group – Howard	No Opt. Call	BB–	664,405
	Properties LLC Issue, Series 2013, 4.000%, 10/01/21
800	District of Columbia, Revenue Bonds, District of Columbia International School, Series	7/29 at 100.00	BBB	944,944
	2019, 5.000%, 7/01/39
355	District of Columbia, Revenue Bonds, Ingleside at Rock Creek Project, Series 2017A,	7/24 at 103.00	N/R	353,271
	4.125%, 7/01/27
	District of Columbia, Tax Increment Revenue Bonds, Gallery Place Project, Tender Option
	Bond Trust 2016-XF2341:
745	21.489%, 6/01/29, 144A (IF) (5)	6/21 at 100.00	AA+	829,461
785	21.410%, 6/01/30, 144A (IF) (5)	6/21 at 100.00	AA+	873,462
520	21.489%, 6/01/31, 144A (IF) (5)	6/21 at 100.00	AA+	578,687
3,875	Total District of Columbia			4,244,230
	Florida – 9.4% (7.2% of Total Investments)
150	Atlantic Beach, Florida, Healthcare Facilities Revenue Refunding Bonds, Fleet Landing	No Opt. Call	BBB	162,570
	Project, Series 2013A, 5.000%, 11/15/23
590	Ave Maria Stewardship Community District, Florida, Capital Improvement Revenue Bonds,	5/25 at 100.00	N/R	617,524
	Series 2015, 5.000%, 5/01/30

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Florida (continued)
$ 7,200	Cape Coral Health Facilities Authority, Florida, Senior Housing Revenue Bonds, Gulf Care	7/25 at 100.00	N/R	$ 7,329,888
	Inc Project, Series 2015, 5.750%, 7/01/30, 144A
1,715	Capital Trust Agency, Florida, Fixed Rate Air Cargo Revenue Refunding Bonds, Aero Miami	12/20 at 100.00	Baa3	1,721,448
	FX, LLC Project, Series 2010A, 5.350%, 7/01/29
505	Collier County Educational Facilities Authority, Florida, Revenue Bonds, Ave Maria	No Opt. Call	BBB–	515,979
	University, Refunding Series 2013A, 4.500%, 6/01/23
150	Corkscrew Farms Community Development District, Lee County, Florida, Special Assessment	No Opt. Call	N/R	151,277
	Bonds, Area One Project, Series 2016, 3.500%, 11/01/21
195	Florida Development Finance Corporation, Educational Facilities Revenue Bonds,	No Opt. Call	N/R (4)	198,383
	Renaissance Charter School, Inc Projects, Series 2011A, 6.500%, 6/15/21 (ETM)
10,750	Florida Development Finance Corporation, Florida, Surface Transportation Facility	12/20 at 104.00	N/R	9,575,132
	Revenue Bonds, Virgin Trains USA Passenger Rail Project , Series 2019A, 6.250%, 1/01/49 (AMT)
	(Mandatory Put 1/01/24), 144A
335	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special	No Opt. Call	N/R	348,906
	Assessment Bonds, Doral Breeze Project Series 2012, 5.125%, 11/01/22
	Lake Powell Residential Golf Community Development District, Bay County, Florida,
	Special Assessment Revenue Refunding Bonds, Series 2012:
355	5.250%, 11/01/22	No Opt. Call	N/R	370,411
1,255	5.750%, 11/01/32	11/23 at 100.00	N/R	1,338,633
1,500	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee	12/20 at 100.00	BB–	1,501,560
	County Community Charter Schools, Series 2007A, 5.250%, 6/15/27
	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Tender
	Option Bond Trust 2016-XG0099:
700	21.370%, 7/01/22, 144A (IF) (5)	No Opt. Call	A	936,705
820	21.370%, 7/01/23, 144A (IF) (5)	7/22 at 100.00	A	1,096,906
1,115	21.370%, 7/01/24, 144A (IF) (5)	7/22 at 100.00	A	1,488,781
800	21.370%, 7/01/25, 144A (IF) (5)	7/22 at 100.00	A	1,068,184
370	Miromar Lakes Community Development District, Lee County, Florida, Capital Improvement	No Opt. Call	N/R	379,990
	Revenue Bonds, Refunding Series 2012, 4.875%, 5/01/22
645	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement	No Opt. Call	N/R	667,865
	Bonds, Development Unit 16, Refunding Series 2012, 5.125%, 8/01/22
	Osceola County, Florida, Transportation Revenue Bonds, Osceola Parkway, Refunding &
	Improvement Capital Appreciation Series 2019A-2:
1,500	0.000%, 10/01/40	10/29 at 68.72	BBB+	796,860
2,000	0.000%, 10/01/41	10/29 at 66.18	BBB+	1,018,920
2,000	0.000%, 10/01/42	10/29 at 63.69	BBB+	976,520
1,000	0.000%, 10/01/44	10/29 at 59.08	BBB+	449,850
4,000	0.000%, 10/01/45	10/29 at 56.95	BBB+	1,730,240
500	Palm Beach County Health Facilities Authority, Florida, Hospital Revenue Bonds, BRCH	12/24 at 100.00	N/R (4)	592,210
	Corporation Obligated Group, Refunding Series 2014, 5.000%, 12/01/25 (Pre-refunded 12/01/24)
900	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Jupiter Medical	11/22 at 100.00	BBB+	948,159
	Center, Series 2013A, 5.000%, 11/01/33
365	Palm Beach County, Florida, Revenue Bonds, Provident Group – PBAU Properties LLC – Palm	4/29 at 100.00	Ba1	368,690
	Beach Atlantic University Housing Project, Series 2019A, 5.000%, 4/01/39, 144A
2,325	Saint Johns County Industrial Development Authority, Florida, First Mortgage Revenue	8/25 at 103.00	A–	2,489,633
	Bonds, Presbyterian Retirement Communities Obligated Group Project, Series 2020A,
	4.000%, 8/01/55
2,610	South Fork Community Development District, Florida, Capital Improvement Revenue Bonds,	5/27 at 100.00	BBB	2,905,322
	Refunding Series 2017, 4.000%, 5/01/31
1,735	South-Dade Venture Community Development District, Florida, Special Assessment Revenue	5/22 at 100.00	BBB	1,833,236
	Bonds, Refunding Series 2012, 5.000%, 5/01/26
800	Stonegate Community Development District, Florida, Special Assessment Revenue Bonds,	5/23 at 100.00	N/R	824,320
	Refunding Series 2013, 4.000%, 5/01/25

NID	Nuveen Intermediate Duration Municipal Term Fund Portfolio of Investments (continued) November 30, 2020 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Sumter County Industrial Development Authority, Florida, Hospital Revenue Bonds, Central
	Florida Health Alliance Projects, Series 2014B:
$ 2,925	5.000%, 7/01/29	7/24 at 100.00	A–	$ 3,279,685
2,350	5.000%, 7/01/30	7/24 at 100.00	A–	2,624,363
1,560	5.000%, 7/01/31	7/24 at 100.00	A–	1,738,308
1,400	5.000%, 7/01/32	7/24 at 100.00	A–	1,555,932
	Tampa-Hillsborough County Expressway Authority, Florida, Revenue Bonds, Tender Option
	Bond Trust 2016-XG0097:
400	21.471%, 7/01/27 (Pre-Refunded 7/01/22), 144A (IF) (5)	7/22 at 100.00	A+ (4)	550,420
290	21.471%, 7/01/28 (Pre-Refunded 7/01/22), 144A (IF) (5)	7/22 at 100.00	A+ (4)	399,055
1,000	16.438%, 7/01/29 (Pre-Refunded 7/01/22), 144A (IF) (5)	7/22 at 100.00	A+ (4)	1,297,220
1,000	16.438%, 7/01/30 (Pre-Refunded 7/01/22), 144A (IF) (5)	7/22 at 100.00	A+ (4)	1,297,220
1,000	21.471%, 7/01/31 (Pre-Refunded 7/01/22), 144A (IF) (5)	7/22 at 100.00	A+ (4)	1,376,050
785	Venetian Community Development District, Sarasota County, Florida, Capital Improvement	5/22 at 100.00	N/R	811,792
	Revenue Bonds, Series 2012-A2, 5.000%, 5/01/23
1,030	Verandah West Community Development District, Florida, Capital Improvement Revenue	No Opt. Call	N/R	1,050,157
	Bonds, Refunding Series 2013, 4.000%, 5/01/23
205	Vizcaya in Kendall Community Development District, Florida, Special Assessment Revenue	No Opt. Call	BBB–	213,218
	Bonds, Phase Two Assessment Area, Refunding Series 2012A-2, 5.600%, 5/01/22
1,230	West Villages Improvement District, Florida, Special Assessment Revenue Bonds, Unit of	No Opt. Call	N/R	1,238,622
	Development 3, Refunding Series 2017, 3.500%, 5/01/22
64,060	Total Florida			61,836,144
	Georgia – 0.3% (0.3% of Total Investments)
650	Atlanta Development Authority, Georgia, Senior Health Care Facilities Revenue Bonds,	1/28 at 100.00	N/R	409,883
	Georgia Proton Treatment Center Project, Current Interest Series 2017A-1, 6.500%, 1/01/29
1,867	Clayton County Development Authority, Georgia, Special Facilities Revenue Bonds, Delta	12/20 at 100.00	Baa3	1,876,595
	Air Lines, Inc Project, Series 2009A, 8.750%, 6/01/29
2,517	Total Georgia			2,286,478
	Guam – 3.2% (2.5% of Total Investments)
	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D:
1,860	5.000%, 11/15/24	No Opt. Call	BB	2,095,941
2,170	5.000%, 11/15/33	11/25 at 100.00	BB	2,453,272
340	Guam Government Department of Education, Certificates of Participation, John F Kennedy	No Opt. Call	B+	340,000
	High School Project, Series 2010A, 6.000%, 12/01/20
1,100	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds,	7/24 at 100.00	A–	1,234,618
	Refunding Series 2014A, 5.000%, 7/01/29
	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds,
	Series 2013:
1,365	5.250%, 7/01/24	7/23 at 100.00	A–	1,511,014
2,500	5.500%, 7/01/43 (Pre-refunded 7/01/23)	7/23 at 100.00	A– (4)	2,833,225
	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2016A:
2,500	5.000%, 12/01/25	No Opt. Call	BB	2,891,075
3,750	5.000%, 12/01/26	No Opt. Call	BB	4,416,413
1,000	Guam International Airport Authority, Revenue Bonds, Series 2013C, 6.250%, 10/01/34 (AMT)	10/23 at 100.00	Baa2	1,085,440
2,025	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/30 – AGM Insured	10/22 at 100.00	AA	2,184,023
200	Guam Power Authority, Revenue Bonds, Series 2014A, 5.000%, 10/01/31	10/24 at 100.00	BBB	222,382
18,810	Total Guam			21,267,403
	Hawaii – 1.2% (0.9% of Total Investments)
6,215	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific	7/27 at 100.00	N/R	6,432,836
	University, Series 2018, 6.000%, 7/01/28, 144A
160	Hawaii Housing Finance and Development Corporation, Multifamily Housing Revenue Bonds,	No Opt. Call	BBB	162,598
	Wilikina Apartments Project, Series 2012A, 4.250%, 5/01/22
1,550	Hawaii State Department of Transportation, Special Facility Revenue Bonds, Continental	12/20 at 100.00	Ba3	1,552,682
	Airlines Inc, Series 1997, 5.625%, 11/15/27 (AMT)
7,925	Total Hawaii			8,148,116

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Idaho – 0.4% (0.3% of Total Investments)
$ 2,530	Idaho Health Facilities Authority, Revenue Bonds, Madison Memorial Hospital Project,	9/26 at 100.00	BB+	$ 2,914,788
	Refunding Series 2016, 5.000%, 9/01/30
	Illinois – 18.5% (14.3% of Total Investments)
4,250	CenterPoint Intermodal Center Program Trust, Illinois, Series 2004 Class A Certificates,	No Opt. Call	N/R	4,279,495
	4.000%, 6/15/23 (Mandatory Put 12/15/22), 144A
5,000	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds,	4/27 at 100.00	A–	5,848,000
	Series 2016, 5.750%, 4/01/34
440	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds,	4/27 at 100.00	A–	478,504
	Series 2017, 5.000%, 4/01/42
750	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues	12/21 at 100.00	BB	756,900
	Series 2011A, 5.000%, 12/01/41
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues,
	Project Series 2015C:
470	5.250%, 12/01/35	12/24 at 100.00	BB	499,995
555	5.250%, 12/01/39	12/24 at 100.00	BB	585,425
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues,
	Refunding Series 2010F:
1,230	5.000%, 12/01/20	No Opt. Call	BB	1,230,000
3,420	5.000%, 12/01/31	12/20 at 100.00	BB	3,424,514
3,405	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues,	12/22 at 100.00	BB	3,435,236
	Refunding Series 2012B, 5.000%, 12/01/33
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues,
	Refunding Series 2017C:
7,225	5.000%, 12/01/26	No Opt. Call	BB	8,052,118
1,875	5.000%, 12/01/27	No Opt. Call	BB	2,094,769
1,000	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues,	12/27 at 100.00	BB	1,081,650
	Refunding Series 2017G, 5.000%, 12/01/34
1,000	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues,	12/28 at 100.00	AA	1,240,180
	Refunding Series 2018A, 5.000%, 12/01/30 – AGM Insured
2,115	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues,	No Opt. Call	BB	2,270,854
	Refunding Series 2018C, 5.000%, 12/01/23
1,000	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues,	12/25 at 100.00	BB	1,217,810
	Series 2016A, 7.000%, 12/01/26
	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated
	Tax Revenues, Series 1998B-1:
1,470	0.000%, 12/01/22 – FGIC Insured	No Opt. Call	Baa2	1,407,716
1,500	0.000%, 12/01/27 – NPFG Insured	No Opt. Call	Baa2	1,243,260
2,119	Chicago, Illinois, Certificates of Participation Tax Increment Bonds, 35th and State	12/20 at 100.00	N/R	2,119,377
	Redevelopment Project, Series 2012, 6.100%, 1/15/29
768	Chicago, Illinois, Certificates of Participation, Tax Increment Allocation Revenue	12/20 at 100.00	N/R	558,980
	Bonds, Diversey-Narragansett Project, Series 2006, 7.460%, 2/15/26 (8)
2,630	Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999, 0.000%,	No Opt. Call	BBB+	1,684,068
	1/01/34 – FGIC Insured
225	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2008C,	No Opt. Call	BBB+	168,712
	0.000%, 1/01/29
3,215	Chicago, Illinois, General Obligation Bonds, Project Series 2011A, 5.000%, 1/01/40	1/21 at 100.00	BBB+	3,217,186
2,680	Chicago, Illinois, General Obligation Bonds, Refunding Series 2012C, 5.000%, 1/01/23	1/22 at 100.00	BBB+	2,742,632
	Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C:
850	5.000%, 1/01/24	No Opt. Call	BBB+	901,111
1,500	5.000%, 1/01/25	No Opt. Call	BBB+	1,615,410
515	5.000%, 1/01/31	1/26 at 100.00	BBB+	550,896
1,685	5.000%, 1/01/38	1/26 at 100.00	BBB+	1,784,752
2,000	Chicago, Illinois, General Obligation Bonds, Series 2019A, 5.500%, 1/01/49	1/29 at 100.00	BBB+	2,186,560

NID	Nuveen Intermediate Duration Municipal Term Fund Portfolio of Investments (continued) November 30, 2020 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Cook County, Illinois, General Obligation Bonds, Tender Option Bond Trust 2015-XF0124:
$ 1,000	20.876%, 11/15/29, 144A (IF) (5)	11/22 at 100.00	A+	$ 1,340,740
3,040	20.876%, 11/15/33, 144A (IF) (5)	11/22 at 100.00	A+	3,992,310
	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Tender Option Bond
	Trust 2016-XF2339:
330	21.777%, 9/01/21, 144A (IF) (5)	No Opt. Call	AA+	387,984
480	21.817%, 9/01/21, 144A (IF) (5)	No Opt. Call	AA+	564,504
435	21.759%, 9/01/22, 144A (IF) (5)	No Opt. Call	AA+	607,812
	Illinois Finance Authority, Revenue Bonds, Illinois Wesleyan University, Refunding
	Series 2016:
1,500	3.000%, 9/01/30	9/26 at 100.00	A–	1,553,715
1,475	3.000%, 9/01/31	9/26 at 100.00	A–	1,522,436
	Illinois Finance Authority, Revenue Bonds, Ingalls Health System, Series 2013:
1,035	5.000%, 5/15/21 (ETM)	No Opt. Call	A1 (4)	1,055,514
1,210	5.000%, 5/15/22 (ETM)	No Opt. Call	A1 (4)	1,285,431
1,575	5.000%, 5/15/24 (Pre-refunded 5/15/22)	5/22 at 100.00	A1 (4)	1,673,186
775	Illinois Finance Authority, Student Housing & Academic Facility Revenue Bonds,	8/27 at 100.00	Baa3	768,149
	CHF-Collegiate Housing Foundation – Chicago LLC University of Illinois at Chicago Project,
	Series 2017A, 5.000%, 2/15/37
2,500	Illinois Sports Facility Authority, State Tax Supported Bonds, Refunding Series 2014,	6/24 at 100.00	AA	2,820,725
	5.000%, 6/15/27 – AGM Insured
1,000	Illinois Sports Facility Authority, State Tax Supported Bonds, Series 2001, 0.000%,	No Opt. Call	BB+	902,650
	6/15/25 – AMBAC Insured
	Illinois State, General Obligation Bonds, December Series 2017A:
890	5.000%, 12/01/27	No Opt. Call	BBB–	993,552
1,020	5.000%, 12/01/28	12/27 at 100.00	BBB–	1,130,762
2,250	Illinois State, General Obligation Bonds, February Series 2014, 5.000%, 2/01/21	No Opt. Call	BBB–	2,263,433
1,875	Illinois State, General Obligation Bonds, June Series 2016, 3.500%, 6/01/29	6/26 at 100.00	BBB–	1,883,831
1,500	Illinois State, General Obligation Bonds, November Series 2016, 5.000%, 11/01/26	No Opt. Call	BBB–	1,660,725
5,175	Illinois State, General Obligation Bonds, November Series 2017D, 5.000%, 11/01/27	No Opt. Call	BBB–	5,709,733
3,050	Illinois State, General Obligation Bonds, November Series 2019B, 4.000%, 11/01/34	11/29 at 100.00	BBB–	3,112,403
4,565	Illinois State, General Obligation Bonds, October Series 2016, 5.000%, 2/01/26	No Opt. Call	BBB–	5,021,454
1,870	Illinois State, General Obligation Bonds, Refunding Series 2010, 5.000%, 1/01/24	12/20 at 100.00	BBB–	1,875,348
	Illinois State, General Obligation Bonds, Refunding Series 2012:
1,750	5.000%, 8/01/22	No Opt. Call	BBB–	1,833,825
4,000	5.000%, 8/01/23 – AGM Insured	No Opt. Call	AA	4,342,280
2,000	Illinois State, General Obligation Bonds, Tender Option Bond Trust 2015-XF1010, 17.780%,	No Opt. Call	AA	2,684,560
	8/01/23, 144A (IF) (5)
3,560	Illinois State, Sales Tax Revenue Bonds, Build Illinois, Refunding Junior Obligation	6/26 at 100.00	AA	3,957,652
	September Series 2016C, 4.000%, 6/15/30 – BAM Insured
2,275	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project	6/22 at 100.00	BBB	2,369,617
	Bonds, Refunding Series 2012B, 5.000%, 12/15/28
1,000	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project	No Opt. Call	BBB	1,151,370
	Bonds, Series 2017B, 5.000%, 12/15/26
2,250	Romeoville, Will County, Illinois, Revenue Bonds, Lewis University Project, Refunding	4/25 at 100.00	BBB	2,317,478
	Series 2018B, 4.125%, 10/01/46
	Romeoville, Will County, Illinois, Revenue Bonds, Lewis University Project, Series 2015:
1,100	5.000%, 10/01/25	4/25 at 100.00	BBB	1,230,570
200	5.000%, 10/01/26	4/25 at 100.00	BBB	222,866
435	Southwestern Illinois Development Authority, Environmental Improvement Revenue Bonds, US	8/22 at 100.00	B–	408,970
	Steel Corporation Project, Series 2012, 5.750%, 8/01/42 (AMT)
2,500	Wauconda, Illinois, Special Service Area 1 Special Tax Bonds, Liberty Lake Project,	3/25 at 100.00	AA	2,877,025
	Refunding Series 2015, 5.000%, 3/01/33 – BAM Insured
114,512	Total Illinois			122,198,720

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Indiana – 2.5% (1.9% of Total Investments)
$ 880	Carmel, Indiana, Revenue Bonds, Barrington of Carmel Project, Series 2012A,	No Opt. Call	N/R	$ 8,800
	0.000%, 11/15/22 (8)
145	Gary Local Public Improvement Bond Bank, Indiana, Economic Development Revenue Bonds,	6/30 at 100.00	N/R	148,505
	Drexel Foundation for Educational Excellence Project, Refunding Series 2020A, 5.125%,
	6/01/32, 144A
3,840	Indiana Finance Authority, Educational Facilities Revenue Bonds, 21st Century Charter	3/23 at 100.00	B+	3,931,776
	School Project, Series 2013A, 6.000%, 3/01/33
600	Indiana Finance Authority, Educational Facilities Revenue Bonds, Lighthouse Academies of	No Opt. Call	N/R	636,672
	Indiana Inc Project, Series 2016, 6.250%, 12/01/24, 144A
615	Indiana Finance Authority, Educational Facilities Revenue Bonds, Lighthouse Academies of	No Opt. Call	N/R	650,289
	Northwest Indiana Inc Project, Series 2016, 6.250%, 12/01/24, 144A
5,590	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel	12/20 at 100.00	B–	5,594,416
	Corporation Project, Refunding Series 2010, 6.000%, 12/01/26
1,295	Indiana Finance Authority, Health Facilities Revenue Bonds, Good Samaritan Hospital	No Opt. Call	Baa3	1,463,246
	Project, Series 2016A, 5.500%, 4/01/24
200	Valparaiso, Indiana, Exempt Facilities Revenue Bonds, Pratt Paper LLC Project, Series	No Opt. Call	N/R	213,940
	2013, 5.875%, 1/01/24 (AMT)
3,000	Whiting, Indiana, Environmental Facilities Refunding Revenue Bonds, BP Products North	No Opt. Call	A1	3,641,550
	America Inc Project, Refunding Series 2019A, 5.000%, 12/01/44 (AMT) (Mandatory Put 6/05/26)
16,165	Total Indiana			16,289,194
	Iowa – 2.4% (1.9% of Total Investments)
1,925	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Alcoa Inc Project,	8/22 at 100.00	BBB–	1,978,881
	Series 2012, 4.750%, 8/01/42
3,000	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer	12/23 at 100.00	BB–	3,262,260
	Company Project, Series 2013, 5.250%, 12/01/25
3,990	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer	12/20 at 103.00	BB–	4,117,520
	Company Project, Series 2016, 5.875%, 12/01/26, 144A
4,640	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer	12/22 at 103.00	BB–	4,968,327
	Company Project, Series 2018A, 5.250%, 12/01/50 (Mandatory Put 12/01/33)
1,500	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B,	12/20 at 100.00	B–	1,522,440
	5.600%, 6/01/34
15,055	Total Iowa			15,849,428
	Kansas – 1.4% (1.0% of Total Investments)
	Kansas Development Finance Authority Hospital Revenue Bonds, Adventist Health
	System/Sunbelt Obligated Group, Tender Option Bond Trust 2016-XG0056:
310	17.718%, 11/15/32, 144A (IF) (5)	5/22 at 100.00	AA	385,150
2,000	22.100%, 11/15/32, 144A (IF) (5)	5/22 at 100.00	AA	2,601,220
200	Kansas Power Pool, a Municipal Energy Agency Electric Utility Revenue Bonds, DogWood	12/25 at 100.00	A3	238,836
	Facility, Series 2015A, 5.000%, 12/01/28
2,000	Overland Park, Kansas, Sales Tax Revenue Bonds, Prairiefire Community Improvement	12/22 at 100.00	N/R	1,000,000
	District No 1 Project, Series 2012B, 0.000%, 12/15/34 (8)
8,000	Overland Park, Kansas, Sales Tax Special Obligation Revenue Bonds, Prairiefire at	12/22 at 100.00	N/R	4,725,200
	Lionsgate Project, Series 2012, 5.250%, 12/15/29
12,510	Total Kansas			8,950,406
	Kentucky – 1.1% (0.8% of Total Investments)
	Ashland, Kentucky, Medical Center Revenue Bonds, Ashland Hospital Corporation d/b/a
	King’s Daughters Medical Center Project, Refunding Series 2019:
920	5.000%, 2/01/31	2/30 at 100.00	BBB–	1,104,156
125	4.000%, 2/01/33	2/30 at 100.00	BBB–	135,359

NID	Nuveen Intermediate Duration Municipal Term Fund Portfolio of Investments (continued) November 30, 2020 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Kentucky (continued)
	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Owensboro
	Health, Refunding Series 2017A:
$ 3,000	5.000%, 6/01/30	6/27 at 100.00	Baa3	$ 3,411,690
1,315	5.000%, 6/01/31	6/27 at 100.00	Baa3	1,489,921
685	Kentucky Economic Development Finance Authority, Revenue Bonds, Next Generation Kentucky	7/25 at 100.00	BBB+	747,321
	Information Highway Project, Senior Series 2015A, 5.000%, 7/01/33
175	Owensboro, Kentucky, Water Revenue Bonds, Refunding & Improvement Series 2014, 2.500%,	No Opt. Call	AA	177,881
	9/15/21 – BAM Insured
6,220	Total Kentucky			7,066,328
	Louisiana – 2.0% (1.6% of Total Investments)
	Jefferson Parish Hospital Service District 2, Louisiana, Hospital Revenue Bonds, East
	Jefferson General Hospital, Refunding Series 2011:
780	5.625%, 7/01/26 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (4)	804,352
60	6.250%, 7/01/31 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (4)	62,087
3,300	Louisiana Local Government Environmental Facilities and Community Development Authority,	11/27 at 100.00	Baa2	3,615,876
	Revenue Bonds, Westlake Chemical Corporation Projects, Refunding Series 2017, 3.500%, 11/01/32
1,500	Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Ochsner Clinic Foundation	5/30 at 100.00	A	1,709,145
	Project, Series 2020A, 4.000%, 5/15/49
2,840	Louisiana Public Facilities Authority, Revenue Bonds, Loyola University Project,	No Opt. Call	Baa1	2,831,934
	Refunding Series 2017, 0.000%, 10/01/31 (6)
	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,
	Series 2011:
250	5.250%, 5/15/22 (Pre-refunded 5/15/21)	5/21 at 100.00	A3 (4)	255,757
500	6.250%, 5/15/31 (Pre-refunded 5/15/21)	5/21 at 100.00	A3 (4)	513,775
1,000	Louisiana Stadium and Exposition District, Revenue Refunding Bonds, Senior Lien Series	No Opt. Call	AA–	1,062,070
	2013A, 5.000%, 7/01/22
	New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds, North Terminal
	Project, Series 2017B:
500	5.000%, 1/01/31 (AMT)	1/27 at 100.00	A2	600,945
800	5.000%, 1/01/32 (AMT)	1/27 at 100.00	A2	957,944
720	Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil Corporation	No Opt. Call	BBB–	727,711
	Project, Refunding Series 2017A-1, 2.000%, 6/01/37 (Mandatory Put 4/01/23)
285	Saint Tammany Public Trust Financing Authority, Louisiana, Revenue Bonds, Christwood	11/24 at 100.00	N/R	300,242
	Project, Refunding Series 2015, 5.250%, 11/15/29
12,535	Total Louisiana			13,441,838
	Maine – 0.1% (0.1% of Total Investments)
500	Maine Finance Authority, Solid Waste Disposal Revenue Bonds, Coastal Resources of Maine	12/26 at 100.00	N/R	275,000
	LLC Project, Green Series 2017, 5.375%, 12/15/33 (AMT), 144A (8)
350	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine	No Opt. Call	BBB	369,852
	Medical Center Obligated Group Issue, Series 2013, 5.000%, 7/01/22
850	Total Maine			644,852
	Maryland – 0.6% (0.4% of Total Investments)
	Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding Series 2017:
350	5.000%, 9/01/26	No Opt. Call	BB–	320,302
1,000	5.000%, 9/01/33	9/27 at 100.00	BB–	918,220
2,000	5.000%, 9/01/34	9/27 at 100.00	BB–	1,836,940
775	Maryland Economic Development Corporation, Port Facilities Revenue Bonds, CNX Marine	12/20 at 100.00	BB–	783,440
	Terminals Inc Port of Baltimore Facility, Refunding Series 2010, 5.750%, 9/01/25
4,125	Total Maryland			3,858,902

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Massachusetts – 0.3% (0.3% of Total Investments)
$ 1,000	Massachusetts Development Finance Agency, Revenue Bonds, Boston Medical Center Issue,	No Opt. Call	BBB	$ 1,199,900
	Series 2016E, 5.000%, 7/01/26
995	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Issue K,	7/22 at 100.00	AA	1,047,476
	Series 2013, 5.250%, 7/01/29 (AMT)
1,995	Total Massachusetts			2,247,376
	Michigan – 4.0% (3.1% of Total Investments)
930	Flint Hospital Building Authority, Michigan, Building Authority Revenue Bonds, Hurley	No Opt. Call	BBB–	979,792
	Medical Center, Series 2013A, 5.000%, 7/01/23
	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water &
	Sewerage Department Water Supply System Local Project, Series 2014C-3:
5,000	5.000%, 7/01/24 – AGM Insured	No Opt. Call	AA	5,817,250
5,000	5.000%, 7/01/25 – AGM Insured	7/24 at 100.00	AA	5,799,800
5,000	5.000%, 7/01/26 – AGM Insured	7/24 at 100.00	AA	5,774,700
1,945	5.000%, 7/01/31 – AGM Insured	7/24 at 100.00	AA	2,232,918
	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water &
	Sewerage Department Water Supply System Local Project, Series 2014C-7:
2,000	5.000%, 7/01/25 – NPFG Insured	7/24 at 100.00	A+	2,320,680
2,000	5.000%, 7/01/26 – NPFG Insured	7/24 at 100.00	A+	2,319,140
165	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Old	No Opt. Call	BB–	165,000
	Redford Academy Project, Series 2010A, 5.250%, 12/01/20
65	Michigan Finance Authority, Public School Academy Revenue Bonds, Detroit Service	No Opt. Call	B	63,909
	Learning Academy Project, Refunding Series 2011, 6.000%, 10/01/21
820	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Tender Option	1/21 at 100.00	AA–	834,186
	Bond Trust 2015-XF0126, 21.701%, 12/01/27, 144A (IF) (5)
175	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds,	12/20 at 100.00	BBB–	175,469
	Richfield Public School Academy, Series 2007, 5.000%, 9/01/22
23,100	Total Michigan			26,482,844
	Minnesota – 0.1% (0.1% of Total Investments)
	Minnesota Higher Education Facilities Authority, Revenue Bonds, Minneapolis College of
	Art and Design, Series 2015-8D:
260	4.000%, 5/01/24	5/23 at 100.00	Baa2	271,708
250	4.000%, 5/01/26	5/23 at 100.00	Baa2	260,712
510	Total Minnesota			532,420
	Mississippi – 0.5% (0.4% of Total Investments)
1,845	Mississippi Business Finance Corporation, Gulf Opportunity Zone Industrial Development	12/20 at 100.00	BBB	1,826,716
	Revenue Bonds, Northrop Grumman Ship Systems Inc Project, Series 2006, 4.550%, 12/01/28
	Mississippi Development Bank Special Obligation Bonds, Marshall County Industrial
	Development Authority, Mississippi Highway Construction Project, Tender Option Bond Trust 3315:
800	22.468%, 1/01/26 (Pre-Refunded 1/01/22), 144A (IF) (5)	1/22 at 100.00	AA- (4)	1,008,032
500	22.468%, 1/01/28 (Pre-Refunded 1/01/22), 144A (IF) (5)	1/22 at 100.00	AA- (4)	630,020
3,145	Total Mississippi			3,464,768
	Missouri – 1.7% (1.3% of Total Investments)
1,515	Boone County, Missouri, Hospital Revenue Bonds, Boone Hospital Center, Refunding Series	No Opt. Call	BBB–	1,652,971
	2016, 5.000%, 8/01/24
1,125	Branson Industrial Development Authority, Missouri, Tax Increment Revenue Bonds, Branson	11/25 at 100.00	N/R	1,135,980
	Shoppes Redevelopment Project, Refunding Series 2017A, 4.000%, 11/01/27
2,500	Poplar Bluff Regional Transportation Development District, Missouri, Transportation	12/22 at 100.00	BBB	2,585,950
	Sales Tax Revenue Bonds, Series 2012, 4.000%, 12/01/36
865	Raymore, Missouri, Tax Increment Revenue Bonds, Raymore Galleria Project, Refunding &	5/23 at 100.00	N/R	878,641
	Improvement Series 2014A, 5.000%, 5/01/24

NID	Nuveen Intermediate Duration Municipal Term Fund Portfolio of Investments (continued) November 30, 2020 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Missouri (continued)
	Saint Louis County Industrial Development Authority, Missouri, Health Facilities Revenue
	Bonds, Ranken-Jordan Project, Refunding & Improvement Series 2016:
$ 385	5.000%, 11/15/23	No Opt. Call	N/R	$ 405,817
800	5.000%, 11/15/25	No Opt. Call	N/R	866,984
1,580	Saint Louis County, Missouri, Special Obligation Bonds, Meramec Building Replacement &	No Opt. Call	AA	1,580,000
	Capital Projects, Series 2017B, 5.000%, 12/01/20
1,595	Saint Louis Land Clearance for Redevelopment Authority, Missouri, Annual Appropriation	4/27 at 100.00	A	1,788,489
	Revenue Bonds, Contractual Payments of St Louis City Scottrade Center Project, Series 2018A,
	5.000%, 4/01/38
10,365	Total Missouri			10,894,832
	Nebraska – 0.9% (0.7% of Total Investments)
2,000	Central Plains Energy Project, Nebraska, Gas Project 1 Revenue Bonds, Series 2007A,	No Opt. Call	A	2,095,820
	5.250%, 12/01/21
1,445	Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds, Series 2012,	9/22 at 100.00	A	1,552,176
	5.000%, 9/01/32
635	Douglas County Hospital Authority 2, Nebraska, Hospital Revenue Bonds, Madonna	5/24 at 100.00	A–	725,354
	Rehabilitation Hospital Project, Series 2014, 5.000%, 5/15/26
1,205	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Series	9/27 at 100.00	AA+	1,333,152
	2018C, 3.750%, 9/01/38
5,285	Total Nebraska			5,706,502
	Nevada – 0.8% (0.6% of Total Investments)
	Carson City, Nevada, Hospital Revenue Bonds, Carson Tahoe Regional Healthcare Project,
	Series 2017A:
320	5.000%, 9/01/29	9/27 at 100.00	A–	385,328
495	5.000%, 9/01/31	9/27 at 100.00	A–	589,753
1,630	Carson City, Nevada, Hospital Revenue Bonds, Carson-Tahoe Regional Healthcare Project,	9/22 at 100.00	A– (4)	1,759,520
	Refunding Series 2012, 5.000%, 9/01/27 (Pre-refunded 9/01/22)
	Henderson, Nevada, Limited Obligation Bonds, Local Improvement District T-13
	Cornerstone, Refunding Series 2013:
180	5.000%, 3/01/21	No Opt. Call	N/R	181,168
180	5.000%, 3/01/22	No Opt. Call	N/R	185,742
1,465	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Refunding Series	6/26 at 100.00	BBB+	1,693,979
	2016, 5.000%, 6/15/31
160	North Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 65	12/27 at 100.00	N/R	174,720
	Northern Beltway Commercial Area, Series 2017, 5.000%, 12/01/37, 144A
4,430	Total Nevada			4,970,210
	New Jersey – 10.9% (8.4% of Total Investments)
3,000	Camden County Improvement Authority, New Jersey, Health Care Redevelopment Revenue	2/24 at 100.00	BBB+	3,309,180
	Bonds, Cooper Health System Obligated Group Issue, Refunding Series 2014A, 5.000%, 2/15/31
900	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds, Series	6/22 at 100.00	BBB	925,578
	2012, 5.000%, 6/15/25
2,500	New Jersey Economic Development Authority, Lease Revenue Bonds, State Government	12/27 at 100.00	Baa1	2,866,125
	Buildings-Health Department & Taxation Division Office Project, Series 2018A, 5.000%, 6/15/42
1,875	New Jersey Economic Development Authority, Lease Revenue Bonds, State House Project,	12/28 at 100.00	Baa1	2,222,850
	Series 2017B, 5.000%, 6/15/35
1,400	New Jersey Economic Development Authority, New Jersey, Transit Transportation Project	11/29 at 100.00	Baa1	1,529,598
	Revenue Bonds, Series 2020A, 4.000%, 11/01/37
2,705	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge,	7/27 at 100.00	BBB	2,733,700
	Refunding Series 2017A, 3.375%, 7/01/30
2,175	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series	6/27 at 100.00	Baa1	2,472,823
	2017DDD, 5.000%, 6/15/42
1,200	New Jersey Economic Development Authority, School Facilities Construction Bonds, Tender	3/23 at 100.00	Baa1	1,086,264
	Option Bond Trust Series 2018-XG0168, 4.879%, 9/01/27, 144A (IF) (5)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
$ 1,615	New Jersey Economic Development Authority, School Facilities Construction Financing	6/24 at 100.00	Baa1	$ 1,724,239
	Program Bonds, Refunding Series 2014PP, 4.000%, 6/15/28
1,440	New Jersey Economic Development Authority, School Facilities Construction Financing	3/25 at 100.00	Baa1	1,273,867
	Program Bonds, Tender Option Bond Trust 2016-XF2340, 3.394%, 9/01/25, 144A (IF) (5)
	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental
	Airlines Inc, Series 1999:
2,320	5.125%, 9/15/23 (AMT)	8/22 at 101.00	Ba3	2,431,801
7,550	5.250%, 9/15/29 (AMT)	8/22 at 101.00	Ba3	7,919,950
2,410	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental	3/24 at 101.00	Ba3	2,558,432
	Airlines Inc, Series 2000A & 2000B, 5.625%, 11/15/30 (AMT)
5,000	New Jersey Educational Facilities Authority, Revenue Bonds, Higher Education Capital	9/24 at 100.00	Baa1	5,295,100
	Improvement Fund Issue, Series 2014A, 4.000%, 9/01/29
7,000	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint	7/21 at 100.00	BB+	7,163,660
	Peters University Hospital, Refunding Series 2011, 6.000%, 7/01/26
1,200	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Princeton	7/26 at 100.00	AA	1,456,284
	HealthCare System, Series 2016A, 5.000%, 7/01/30 (5)
1,625	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding	No Opt. Call	Baa1	1,266,996
	Series 2006C, 0.000%, 12/15/31 – FGIC Insured
15,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series	No Opt. Call	Baa1	8,228,100
	2009A, 0.000%, 12/15/39 (UB) (5)
1,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series	12/24 at 100.00	Baa1	1,123,970
	2009C, 5.250%, 6/15/32
2,250	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series	12/28 at 100.00	Baa1	2,718,022
	2019AA, 5.000%, 6/15/31
500	New Jersey Turnpike Authority, Revenue Bonds, Tender Option Bond Trust 2016-XF1057,	7/22 at 100.00	N/R (4)	690,095
	22.017%, 1/01/24 (Pre-Refunded 7/01/22), 144A (IF) (5)
	South Jersey Port Corporation, New Jersey, Marine Terminal Revenue Bonds, Refunding
	Series 2016S:
915	5.000%, 1/01/34	1/26 at 100.00	Baa1	1,030,034
1,505	5.000%, 1/01/35	1/26 at 100.00	Baa1	1,692,132
1,000	5.000%, 1/01/39	1/26 at 100.00	Baa1	1,111,020
1,705	South Jersey Port Corporation, New Jersey, Marine Terminal Revenue Bonds, Subordinate	1/28 at 100.00	Baa1	1,909,975
	Series 2017B, 5.000%, 1/01/42 (AMT)
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed
	Bonds, Series 2018A:
2,250	5.000%, 6/01/27	No Opt. Call	A	2,860,740
1,920	5.000%, 6/01/30	6/28 at 100.00	A–	2,461,574
73,960	Total New Jersey			72,062,109
	New Mexico – 0.5% (0.4% of Total Investments)
1,020	Bernalillo County, New Mexico, Multifamily Housing Revenue Bonds, Valencia Retirement	12/20 at 100.00	N/R	1,020,683
	Apartments Project, Series 2001A, 5.450%, 6/01/34 – AMBAC Insured (AMT)
2,000	Santa Fe, New Mexico, Retirement Facilities Revenue Bonds, EL Castillo Retirement	5/22 at 100.00	BB+	2,039,260
	Residences Project, Series 2012, 5.000%, 5/15/32
3,020	Total New Mexico			3,059,943
	New York – 14.1% (10.8% of Total Investments)
570	Build New York City Resource Corporation, New York, Revenue Bonds, Bronx Charter School	No Opt. Call	BBB–	593,991
	for Excellence, Series 2013A, 4.000%, 4/01/23
985	Build New York City Resource Corporation, New York, Solid Waste Disposal Revenue Bonds,	No Opt. Call	N/R	1,049,242
	Pratt Paper NY, Inc Project, Series 2014, 4.500%, 1/01/25 (AMT), 144A

NID	Nuveen Intermediate Duration Municipal Term Fund Portfolio of Investments (continued) November 30, 2020 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	New York (continued)
	Dormitory Authority of the State of New York, Insured Revenue Bonds, Pace University,
	Series 2013A:
$ 20	5.000%, 5/01/23 (ETM)	No Opt. Call	N/R (4)	$ 22,316
820	5.000%, 5/01/23	No Opt. Call	BBB–	885,133
25	5.000%, 5/01/28 (Pre-refunded 5/01/23)	5/23 at 100.00	N/R (4)	27,830
975	5.000%, 5/01/28	5/23 at 100.00	BBB–	1,041,563
10,000	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Second Indenture	No Opt. Call	Aa2	12,543,700
	Fiscal 2017 Series A, 5.000%, 2/15/27 (UB) (5)
790	Jefferson County Civic Facility Development Corporation, New York, Revenue Bonds,	11/27 at 100.00	BBB–	798,895
	Samaritan Medical Center Project, Series 2017A, 4.000%, 11/01/42
	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Bond
	Anticipation Note Series 2019B-1:
1,500	5.000%, 5/15/22	No Opt. Call	N/R	1,553,895
10,000	5.000%, 5/15/22 (UB) (5)	No Opt. Call	N/R	10,359,300
6,555	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Bond	No Opt. Call	N/R	6,836,668
	Anticipation Note Series 2019D-1, 5.000%, 9/01/22
780	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Bond	No Opt. Call	N/R	820,778
	Anticipation Note Series 2020A-1, 5.000%, 2/01/23
1,000	Nassau County Tobacco Settlement Corporation, New York, Tobacco Settlement Asset-Backed	12/20 at 100.00	B–	1,013,570
	Bonds, Refunding Series 2006A-2, 5.250%, 6/01/26
	New York City Industrial Development Agency, New York, PILOT Payment in Lieu of Taxes
	Revenue Bonds, Queens Baseball Stadium Project, Series 2006:
190	5.000%, 1/01/22 – AMBAC Insured	12/20 at 100.00	Baa3	190,038
2,740	5.000%, 1/01/39 – AMBAC Insured	12/20 at 100.00	Baa3	2,741,096
3,300	New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-Through Bonds,	No Opt. Call	BBB	3,561,063
	Series Series 2016A-1, 5.625%, 6/01/35
1,325	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade	11/24 at 100.00	N/R	1,373,469
	Center Project, Class 1 Series 2014, 5.000%, 11/15/44, 144A
6,500	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade	11/24 at 100.00	N/R	6,806,995
	Center Project, Class 2 Series 2014, 5.150%, 11/15/34, 144A
2,705	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 4 World Trade	11/21 at 100.00	A	2,810,495
	Center Project, Series 2011, 5.000%, 11/15/31
	New York Transportation Development Corporation, New York, Special Facilities Bonds,
	LaGuardia Airport Terminal B Redevelopment Project, Series 2016A:
760	4.000%, 7/01/32 (AMT)	7/24 at 100.00	BBB	805,091
500	4.000%, 7/01/33 (AMT)	7/24 at 100.00	BBB	528,465
	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds,
	American Airlines, Inc John F Kennedy International Airport Project, Refunding Series 2016:
2,390	5.000%, 8/01/26 (AMT)	8/21 at 100.00	B+	2,411,462
430	5.000%, 8/01/31 (AMT)	8/21 at 100.00	B+	432,172
1,135	New York Transportation Development Corporation, New York, Special Facility Revenue	8/30 at 100.00	B+	1,239,170
	Bonds, American Airlines, Inc John F Kennedy International Airport Project, Series 2020,
	5.250%, 8/01/31 (AMT)
1,000	New York Transportation Development Corporation, New York, Special Facility Revenue	No Opt. Call	BBB	1,002,950
	Refunding Bonds, Terminal One Group Association, LP Project, Series 2015, 5.000%, 1/01/21 (AMT)
	New York Transportation Development Corporation, Special Facility Revenue Bonds, Delta
	Air Lines, Inc – LaGuardia Airport Terminals C&D Redevelopment Project, Series 2018:
2,000	5.000%, 1/01/28 (AMT)	No Opt. Call	Baa3	2,350,840
2,000	5.000%, 1/01/30 (AMT)	1/28 at 100.00	Baa3	2,321,300
2,315	5.000%, 1/01/32 (AMT)	1/28 at 100.00	Baa3	2,665,097
1,680	5.000%, 1/01/33 (AMT)	1/28 at 100.00	Baa3	1,924,188
935	5.000%, 1/01/36 (AMT)	1/28 at 100.00	Baa3	1,061,141
4,110	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred	7/30 at 100.00	Aa3	4,695,634
	Twenty-one Series 2020, 4.000%, 7/15/50 (AMT) (UB) (5)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	New York (continued)
	Syracuse Industrial Development Authority, New York, PILOT Revenue Bonds, Carousel
	Center Project, Refunding Series 2016A:
$ 820	5.000%, 1/01/32 (AMT)	1/26 at 100.00	BB	$ 753,654
3,820	5.000%, 1/01/35 (AMT)	1/26 at 100.00	BB	3,396,706
650	5.000%, 1/01/36 (AMT)	1/26 at 100.00	BB	571,935
6,890	TSASC Inc, New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%, 6/01/45	6/27 at 100.00	CCC+	7,258,615
	TSASC Inc, New York, Tobacco Settlement Asset-Backed Bonds, Fiscal 2017 Series B:
2,000	5.000%, 6/01/24	No Opt. Call	B–	2,067,100
2,250	5.000%, 6/01/25	No Opt. Call	B–	2,343,645
86,465	Total New York			92,859,202
	North Carolina – 1.1% (0.9% of Total Investments)
6,225	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Senior Lien	1/30 at 100.00	Aa1	7,578,004
	Series 2019, 5.000%, 1/01/49
	Ohio – 4.0% (3.1% of Total Investments)
7,450	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed	6/30 at 100.00	BBB+	7,604,736
	Revenue Bonds, Refunding Senior Lien Series 2020A-2 Class 1, 3.000%, 6/01/48
5,650	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed	6/30 at 100.00	N/R	6,354,103
	Revenue Bonds, Refunding Senior Lien Series 2020B-2 Class 2, 5.000%, 6/01/55
3,240	Cleveland, Ohio, Airport Special Revenue Bonds, Continental Airlines Inc Project, Series	12/20 at 100.00	Ba3	3,245,022
	1998, 5.375%, 9/15/27 (AMT)
560	Franklin County Convention Facilities Authority, Ohio, Hotel Project Revenue Bonds,	12/29 at 100.00	BBB–	578,693
	Greater Columbus Convention Center Hotel Expansion Project, Series 2019, 5.000%, 12/01/51
4,190	Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds,	No Opt. Call	N/R	5,238
	FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20 (8)
6,000	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds,	No Opt. Call	N/R	6,045,000
	FirstEnergy Generation Corporation Project, Refunding Series 2009D, 4.250%, 8/01/29
	(Mandatory Put 9/15/21)
17,065	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds,	No Opt. Call	N/R	21,331
	FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23 (8)
320	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds,	No Opt. Call	N/R	322,400
	FirstEnergy Nuclear Generation Project, Refunding Series 2009A, 4.375%, 6/01/33 (Mandatory
	Put 6/01/22)
130	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, AK Steel Holding	2/22 at 100.00	CCC	127,604
	Corporation, Refunding Series 2012A, 6.750%, 6/01/24 (AMT)
260	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Pratt Paper Ohio, LLC	1/28 at 100.00	N/R	285,407
	Project, Series 2017, 4.250%, 1/15/38 (AMT), 144A
250	Ohio Water Development Authority, Ohio, Environmental Improvement Bonds, United States	11/21 at 100.00	B–	252,318
	Steel Corporation Project, Refunding Series 2011, 6.600%, 5/01/29
6,000	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy	No Opt. Call	N/R	7,500
	Nuclear Generating Corporation Project, Series 2006B, 4.000%, 12/01/33 (8)
1,430	Southeastern Ohio Port Authority, Hospital Facilities Revenue Bonds, Memorial Health	No Opt. Call	BB–	1,480,708
	System Obligated Group Project, Refunding and Improvement Series 2012, 5.000%, 12/01/22
52,545	Total Ohio			26,330,060
	Oklahoma – 1.1% (0.9% of Total Investments)
975	Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine	8/28 at 100.00	Baa3	1,148,365
	Project, Series 2018B, 5.000%, 8/15/38
6,050	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc, Refunding	6/25 at 100.00	B–	6,304,342
	Series 2015, 5.000%, 6/01/35 (AMT) (Mandatory Put 6/01/25)
7,025	Total Oklahoma			7,452,707

NID	Nuveen Intermediate Duration Municipal Term Fund Portfolio of Investments (continued) November 30, 2020 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Oregon – 0.3% (0.2% of Total Investments)
$ 1,000	Astoria Hospital Facilities Authority, Oregon, Hospital Revenue and Refunding Bonds,	8/22 at 100.00	A–	$ 1,057,600
	Columbia Memorial Hospital, Series 2012, 5.000%, 8/01/31
730	Port of Saint Helens, Oregon, Pollution Control Revenue Bonds, Boise Cascade Project,	12/20 at 100.00	N/R	701,202
	Series 1997, 5.650%, 12/01/27
1,730	Total Oregon			1,758,802
	Pennsylvania – 5.7% (4.4% of Total Investments)
	Allegheny County Industrial Development Authority, Pennsylvania, Environmental
	Improvement Revenue Bonds, United States Steel Corp, Refunding Series 2019:
815	4.875%, 11/01/24	No Opt. Call	B–	794,348
725	5.125%, 5/01/30	No Opt. Call	B–	675,511
530	Allegheny County Redevelopment Authority, Pennsylvania, TIF Revenue Bonds, Pittsburg	12/20 at 100.00	N/R	477,000
	Mills Project, Series 2004, 5.600%, 7/01/23
3,685	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax	5/22 at 100.00	Baa3	3,835,643
	Revenue Bonds, Series 2012A, 5.000%, 5/01/32
1,000	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue	No Opt. Call	Baa3	1,125,670
	Bonds, City Center Project, Series 2018, 5.000%, 5/01/28, 144A
420	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue	No Opt. Call	N/R	525
	Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005A, 4.000%, 1/01/35 (8)
400	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue	No Opt. Call	N/R	500
	Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008A, 2.700%, 4/01/35 (8)
1,450	Doylestown Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Series 2013A,	No Opt. Call	BBB–	1,573,192
	5.000%, 7/01/23
825	East Hempfield Township Industrial Development Authority, Pennsylvania, Student Services	7/25 at 100.00	BB+	834,718
	Inc – Student Housing Project at Millersville University, Series 2015, 5.000%, 7/01/30
1,000	Montgomery County Industrial Development Authority, Pennsylvania, Revenue Bonds,	1/25 at 100.00	N/R	1,029,680
	Whitemarsh Continuing Care Retirement Community Project, Series 2015, 5.000%, 1/01/30
1,595	Northampton County Industrial Development Authority, Pennsylvania, Revenue Bonds,	7/22 at 100.00	BB+	1,631,191
	Morningstar Senior Living, Inc, Series 2012, 5.000%, 7/01/27
1,805	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds,	No Opt. Call	N/R	2,256
	Shippingport Project, First Energy Guarantor, Series 2005A, 3.750%, 12/01/40 (8)
1,970	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of	8/29 at 100.00	AA	2,272,868
	Pennsylvania Health System, Series 2019, 4.000%, 8/15/49
4,000	Pennsylvania Public School Building Authority, Lease Revenue Bonds, School District of	No Opt. Call	AA	4,994,640
	Philadelphia, Series 2006B, 5.000%, 6/01/27 – AGM Insured
3,500	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding Subordinate Second	12/27 at 100.00	A3	4,260,655
	Series 2017, 5.000%, 12/01/35
10,980	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital	7/27 at 100.00	BBB–	12,608,663
	Revenue Bonds, Temple University Health System Obligated Group, Series of 2017, 5.000%, 7/01/34
1,610	Scranton, Lackawanna County, Pennsylvania, General Obligation Notes, Series 2016,	5/24 at 100.00	BB+	1,743,566
	5.000%, 11/15/32
36,310	Total Pennsylvania			37,860,626
	Puerto Rico – 3.3% (2.5% of Total Investments)
3,000	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2012A,	7/22 at 100.00	CCC	3,150,000
	5.750%, 7/01/37
3,500	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N,	No Opt. Call	C	3,297,140
	2.430%, 7/01/27
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
4,000	0.000%, 7/01/31	7/28 at 91.88	N/R	3,058,840
3,041	0.000%, 7/01/33	7/28 at 86.06	N/R	2,146,703
449	4.500%, 7/01/34	7/25 at 100.00	N/R	481,386
1,245	0.000%, 7/01/51	7/28 at 30.01	N/R	270,128
2,031	4.750%, 7/01/53	7/28 at 100.00	N/R	2,206,539
4,500	5.000%, 7/01/58	7/28 at 100.00	N/R	4,963,365

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Puerto Rico (continued)
$ 1,791	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable	7/28 at 100.00	N/R	$ 1,914,507
	Restructured Cofina Project Series 2019A-2, 4.329%, 7/01/40
23,557	Total Puerto Rico			21,488,608
	Rhode Island – 0.5% (0.4% of Total Investments)
	Providence Redevelopment Agency, Rhode Island, Revenue Bonds, Public Safety and
	Municipal Building Projects, Refunding Series 2015A:
1,400	5.000%, 4/01/23	No Opt. Call	BBB	1,492,890
1,500	5.000%, 4/01/24	No Opt. Call	BBB	1,638,345
2,900	Total Rhode Island			3,131,235
	South Carolina – 1.1% (0.8% of Total Investments)
1,450	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds,	2/25 at 100.00	BB+	1,548,281
	Palmetto Scholars Academy Project, Series 2015A, 5.125%, 8/15/35, 144A
	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Bon Secours
	Health System Obligated Group, Tender Option Bond Trust 2016-XG0098:
1,500	21.701%, 11/01/27 (Pre-Refunded 11/01/22), 144A (IF) (5)	11/22 at 100.00	N/R (4)	2,179,755
1,010	21.680%, 11/01/28 (Pre-Refunded 11/01/22), 144A (IF) (5)	11/22 at 100.00	N/R (4)	1,467,247
1,255	21.701%, 11/01/29 (Pre-Refunded 11/01/22), 144A (IF) (5)	11/22 at 100.00	N/R (4)	1,823,729
5,215	Total South Carolina			7,019,012
	Tennessee – 1.0% (0.8% of Total Investments)
2,000	Clarksville Natural Gas Acquisition Corporation, Tennessee, Natural Gas Revenue Bonds,	No Opt. Call	A+	2,091,180
	Series 2006, 5.000%, 12/15/21 – SYNCORA GTY Insured
1,935	Knox County Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue	1/23 at 100.00	A+	2,104,893
	Bonds, Covenant Health, Refunding Series 2012A, 5.000%, 1/01/26
	Knox County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Bonds,
	Provision Center for Proton Therapy Project, Series 2014:
3,055	5.250%, 5/01/25, 144A (8)	11/24 at 100.00	N/R	2,291,250
525	6.000%, 5/01/34, 144A (8)	11/24 at 100.00	N/R	393,750
7,515	Total Tennessee			6,881,073
	Texas – 4.3% (3.3% of Total Investments)
1,265	Austin, Travis, Williamson and Hays Counties, Texas, Special Assessment Revenue Bonds,	11/23 at 100.00	N/R	1,315,347
	Estancia Hill Country Public Improvement District, Series 2013, 6.000%, 11/01/28
2,000	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2015A,	7/25 at 100.00	A–	2,298,100
	5.000%, 1/01/40
355	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Idea	No Opt. Call	A–	365,281
	Public Schools, Series 2012, 3.750%, 8/15/22
2,000	Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Tender Option Bond Trust	No Opt. Call	AA+	6,038,020
	3307, 23.461%, 12/01/30, 144A (IF) (5)
2,000	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds,	10/22 at 100.00	BB	2,027,660
	Citgo Petroleum Corporation Project, Series 1995, 4.875%, 5/01/25 (AMT)
	Harris County Cultural Education Facilities Finance Corporation, Texas, Revenue
	Refunding Bonds, Young Men’s Christian Association of the Greater Houston Area, Series 2013A:
535	5.000%, 6/01/21	No Opt. Call	Baa2	540,880
855	5.000%, 6/01/22	No Opt. Call	Baa2	881,633
915	5.000%, 6/01/23	No Opt. Call	Baa2	960,512
3,750	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third Lien Series 2004A-3,	11/24 at 49.42	Baa2	1,637,962
	0.000%, 11/15/36
3,000	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc	No Opt. Call	B	3,297,030
	Airport Improvement Projects, Series 2018C, 5.000%, 7/15/28 (AMT)
250	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc	No Opt. Call	BB–	273,550
	Terminal Improvements Project, Refunding Series 2020B-2, 5.000%, 7/15/27 (AMT)
200	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds,	No Opt. Call	Baa1	207,520
	Southwest Airlines Company – Love Field Modernization Program Project, Series 2012, 5.000%,
	11/01/21 (AMT)

NID	Nuveen Intermediate Duration Municipal Term Fund Portfolio of Investments (continued) November 30, 2020 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Texas (continued)
$ 1,000	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing	4/24 at 100.00	B–	$ 942,300
	Revenue Bonds, CHF-Collegiate Housing Corpus Christi I, LLC-Texas A&M University-Corpus
	Christi Project, Series 2014A, 5.000%, 4/01/34
2,680	San Antonio Public Facilities Corporation, Texas, Lease Revenue Bonds, Convention Center	9/22 at 100.00	AA+	3,601,116
	Refinancing & Expansion Project, Tender Option Bond Trust 2015-XF0125, 21.613%,
	9/15/29, 144A (IF) (5)
	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital
	Revenue Bonds, Scott & White Healthcare Project, Tender Option Bond Trust 2016-XG0058:
100	22.273%, 8/15/22, 144A (IF) (5)	No Opt. Call	AA–	136,678
155	22.064%, 8/15/24, 144A (IF) (5)	8/23 at 100.00	AA–	249,397
200	22.273%, 8/15/26, 144A (IF) (5)	8/23 at 100.00	AA–	323,780
170	22.023%, 8/15/27, 144A (IF) (5)	8/23 at 100.00	AA–	271,194
1,675	Texas Department of Housing and Community Affairs, Single Family Mortgage Revenue Bonds,	9/27 at 100.00	Aaa	1,867,508
	Series 2018A, 4.250%, 9/01/48
1,190	Westlake, Texas, Special Assessment Revenue Bonds, Solana Public Improvement District,	9/25 at 100.00	N/R	1,211,896
	Series 2015, 6.125%, 9/01/35
24,295	Total Texas			28,447,364
	Virgin Islands – 0.2% (0.1% of Total Investments)
1,085	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior	No Opt. Call	AA	1,176,129
	Lien, Refunding Series 2013B, 5.000%, 10/01/24 – AGM Insured
	Virginia – 1.8% (1.4% of Total Investments)
	Dulles Town Center Community Development Authority, Loudon County, Virginia Special
	Assessment Refunding Bonds, Dulles Town Center Project, Series 2012:
1,000	5.000%, 3/01/21	No Opt. Call	N/R	1,004,320
1,410	5.000%, 3/01/22	No Opt. Call	N/R	1,438,468
	Fairfax County Industrial Development Authority, Virginia, Healthcare Revenue Bonds,
	Inova Health System,Tender Option Bond Trust 2016-XG0080, Formerly Tender Option
	Bond Trust 3309:
1,800	22.216%, 5/15/27, 144A (IF) (5)	5/22 at 100.00	AA+	2,397,996
400	17.239%, 5/15/29, 144A (IF) (5)	5/22 at 100.00	AA+	492,116
120	22.216%, 5/15/29, 144A (IF) (5)	5/22 at 100.00	AA+	159,677
1,000	Roanoke Economic Development Authority, Virgina, Residential Care Facility Mortgage	12/22 at 100.00	N/R	1,007,740
	Revenue Refunding Bonds, Virginia Lutheran Homes Brandon Oaks Project, Series 2012,
	5.000%, 12/01/32
	Virginia Gateway Community Development Authority, Prince William County, Virginia,
	Special Assessment Refunding Bonds, Series 2012:
695	5.000%, 3/01/25	3/22 at 100.00	N/R	703,159
120	4.500%, 3/01/29	3/22 at 100.00	N/R	119,993
1,505	5.000%, 3/01/30	3/22 at 100.00	N/R	1,515,926
2,500	Virginia Housing Development Authority, Rental Housing Bonds, Series 2018E,	12/27 at 100.00	AA+	2,794,600
	4.150%, 12/01/49
10,550	Total Virginia			11,633,995
	Washington – 2.8% (2.2% of Total Investments)
2,200	Port of Seattle Industrial Development Corporation, Washington, Special Facilities	4/23 at 100.00	BB+	2,337,808
	Revenue Refunding Bonds, Delta Air Lines, Inc Project, Series 2012, 5.000%, 4/01/30 (AMT)
4,000	Port of Seattle, Washington, Revenue Bonds, Refunding First Lien Series 2016B, 5.000%,	4/26 at 100.00	Aa2	4,668,040
	10/01/32 (AMT) (UB)
270	Tacoma Consolidated Local Improvement District 65, Washington, Special Assessment Bonds,	12/20 at 100.00	N/R	270,308
	Series 2013, 5.750%, 4/01/43
5,000	Washington Health Care Facilities Authority, Revenue Bonds, Catholic Health Initiative,	7/24 at 100.00	BBB+	4,826,900
	Tender Option Bonds Trust 2015-XF1017, 3.717%, 1/01/35, 144A (IF) (5)
970	Washington Health Care Facilities Authority, Revenue Bonds, CommonSpirit Health, Series	8/29 at 100.00	BBB+	1,207,572
	2019A-2, 5.000%, 8/01/35
	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Mirabella
	Project, Series 2012A:
1,200	6.000%, 10/01/22, 144A	No Opt. Call	N/R	1,233,012
2,085	6.500%, 10/01/32, 144A	10/22 at 100.00	N/R	2,133,018

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Washington (continued)
	Washington State Housing Finance Commission, Non-Profit Revenue Bonds, Emerald Heights
	Project, Refunding 2013:
$ 1,000	5.000%, 7/01/21	No Opt. Call	A–	$ 1,014,070
1,000	5.000%, 7/01/23	No Opt. Call	A–	1,056,940
17,725	Total Washington			18,747,668
	West Virginia – 0.1% (0.1% of Total Investments)
500	West Virginia Economic Development Authority, Excess Lottery Revenue Bonds, Series	7/27 at 100.00	AAA	633,270
	2017A, 5.000%, 7/01/30
	Wisconsin – 3.0% (2.3% of Total Investments)
415	Platteville Redevelopment Authority, Wisconsin, Revenue Bonds, University of Wisconsin -	7/22 at 100.00	BBB–	421,354
	Platteville Real Estate Foundation Project, Series 2012A, 5.000%, 7/01/42
	Public Finance Authority of Wisconsin, Educational Facility Revenue Bonds, Cottonwood
	Classical Preparatory School in Albuquerque, New Mexico, Series 2012A:
450	5.250%, 12/01/22 (ETM)	No Opt. Call	N/R (4)	467,991
1,610	6.000%, 12/01/32 (Pre-refunded 12/01/22)	12/22 at 100.00	N/R (4)	1,791,222
3,190	Public Finance Authority of Wisconsin, Limited Obligation Grant Revenue Bonds, American	No Opt. Call	N/R	2,767,006
	Dream @ Meadowlands Project, Series 2017A, 6.250%, 8/01/27, 144A
	Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue Bonds, American
	Dream @ Meadowlands Project, Series 2017:
1,200	5.000%, 12/01/27, 144A	No Opt. Call	N/R	1,064,724
1,000	6.500%, 12/01/37, 144A	12/27 at 100.00	N/R	876,180
395	Public Finance Authority of Wisconsin, Revenue Bonds, Prime Healthcare Foundation, Inc,	No Opt. Call	BBB–	434,302
	Series 2017A, 5.000%, 12/01/27
255	Public Finance Authority of Wisconsin, Revenue Bonds, Roseman University of Health	No Opt. Call	BB	259,618
	Sciences, Series 2012, 5.000%, 4/01/22
390	Public Finance Authority of Wisconsin, Senior Airport Facilities Revenue and Refunding	No Opt. Call	BBB+	406,126
	Bonds, TrIPS Obligated Group, Series 2012B, 5.000%, 7/01/22 (AMT)
4,300	Public Finance Authority of Wisconsin, Solid Waste Disposal Revenue Bonds, Waste	5/26 at 100.00	A–	4,631,874
	Management Inc, Refunding Series 2016A-2, 2.875%, 5/01/27 (AMT)
1,115	Public Finance Authority of Wisconsin, Student Housing Revenue Bonds, Collegiate Housing	7/25 at 100.00	BBB–	1,181,722
	Foundation – Cullowhee LLC – Western California University Project, Series 2015A,
	5.000%, 7/01/30
	University of Wisconsin Hospitals and Clinics Authority, Revenue Bonds, Tender Option
	Bond Trust 2015-XF0127:
50	20.386%, 4/01/22, 144A (IF) (5)	No Opt. Call	AA–	63,806
100	21.198%, 4/01/23, 144A (IF) (5)	No Opt. Call	AA–	149,756
185	20.813%, 4/01/24, 144A (IF) (5)	4/23 at 100.00	AA–	274,897
100	21.198%, 4/01/25, 144A (IF) (5)	4/23 at 100.00	AA–	149,404
	Wisconsin Center District, Dedicated Tax Revenue Bonds, Refunding Junior Series 1999:
5	5.250%, 12/15/23	No Opt. Call	AA	5,599
10	5.250%, 12/15/23 (ETM)	No Opt. Call	AA (4)	10,651
5	5.250%, 12/15/27 (ETM)	No Opt. Call	AA (4)	6,262
10	5.250%, 12/15/27	No Opt. Call	AA	12,473
2,175	Wisconsin Housing and Economic Development Authority, Housing Revenue Bonds, Series	11/26 at 100.00	AA	2,368,162
	2017A, 4.000%, 11/01/47
2,000	Wisconsin Housing and Economic Development Authority, Housing Revenue Bonds, Series	11/28 at 100.00	AA	2,140,400
	2019A, 3.150%, 11/01/44
18,960	Total Wisconsin			19,483,529
$ 824,720	Total Municipal Bonds (cost $807,459,611)			833,887,119

NID	Nuveen Intermediate Duration Municipal Term Fund Portfolio of Investments (continued) November 30, 2020 (Unaudited)

Shares	Description (1)	Value
	COMMON STOCKS – 3.3% (2.5% of Total Investments)
	Electric Utilities – 3.3% (2.5% of Total Investments)
965,836	Energy Harbor Corp (9), (10), (11)	$ 21,792,158
	Total Common Stocks (cost $25,699,081)	21,792,158
	Total Long-Term Investments (cost $833,158,692)	855,679,277
	Floating Rate Obligations – (4.7)%	(30,968,000)
	Adjustable Rate MuniFund Term Preferred Shares, net of deferred offering costs – (26.5)% (12)	(174,911,185)
	Other Assets Less Liabilities – 1.5% (13)	10,191,511
	Net Assets Applicable to Common Shares – 100%	$ 659,991,603

Investments in Derivatives
Futures Contracts

Variation
						Unrealized	Margin
	Contract	Number of	Expiration	Notional		Appreciation	Receivable/
Description	Position	Contracts	Date	Amount	Value	(Depreciation)	(Payable)
U.S. Treasury Ultra Bond	Short	(17)	3/21	$(3,685,308)	$(3,672,531)	$12,777	$(531)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	Step-up coupon bond, a bond with a coupon that increases (“steps up”), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(7)
Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3. See Notes to Financial Statements, Note 3 - Investment Valuation and Fair Value Measurements for more information.

(8)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(9)	For fair value measurement disclosure purposes, investment classified as Level 2. See Notes to Financial Statements, Note 3 - Investment Valuation and Fair Value Measurements for more information.
(10)
Common Stock received as part of the bankruptcy settlement for Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005A, 4.000%, 1/01/35, Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2008A, 2.700%, 4/01/35, Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20, Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006B, 0.000%, 12/01/33 and Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2005A, 3.750%, 12/01/40.

(11)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(12)	Adjustable Rate MuniFund Term Preferred Shares, net of deferred offering cost as a percentage of Total Investments is 20.4%.
(13)
Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as presented on the Statement of Assets and Liabilities, when applicable. The unrealized appreciation (depreciation) of OTC cleared and exchange-traded derivatives is recognized as part of the cash collateral at brokers and/or the receivable or payable for variation margin as presented on the Statement of Assets and Liabilities, when applicable.

144A
Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

AMT	Alternative Minimum Tax
ETM	Escrowed to maturity.
IF
Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.

PIK
Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.

UB
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Note 4 – Portfolio Securities and Investments in Derivatives, for more information.

See accompanying notes to financial statements.

NIQ	Nuveen Intermediate Duration Quality Municipal Term Fund Portfolio of Investments November 30, 2020 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 125.5% (100.0% of Total Investments)
	MUNICIPAL BONDS – 124.3% (99.1% of Total Investments)
	Alabama – 2.2% (1.7% of Total Investments)
$ 2,000	Alabama Federal Aid Highway Finance Authority, Federal Highway Grant Anticipation Revenue	9/22 at 100.00	AA (5)	$ 2,840,440
	Bonds, Tender Option Bond Trust 2016-XL0024, 21.613%, 9/01/26 (Pre-Refunded 9/01/22),
	144A (IF) (4)
1,000	Lower Alabama Gas District, Alabama, Gas Project Revenue Bonds, Series 2016A, 5.000%, 9/01/34	No Opt. Call	A	1,376,170
290	Tuscaloosa County Industrial Development Authority, Alabama, Gulf Opportunity Zone Bonds,	5/29 at 100.00	N/R	322,129
	Hunt Refining Project, Refunding Series 2019A, 4.500%, 5/01/32, 144A
3,290	Total Alabama			4,538,739
	Arizona – 1.1% (0.9% of Total Investments)
	Arizona Health Facilities Authority, Hospital Revenue Bonds, Phoenix Children’s
	Hospital, Series 2013D:
965	5.000%, 2/01/24	2/23 at 100.00	A1	1,059,531
1,065	5.000%, 2/01/26	2/23 at 100.00	A1	1,168,273
2,030	Total Arizona			2,227,804
	California – 10.7% (8.5% of Total Investments)
3,000	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Senior	10/23 at 100.00	AA	3,351,780
	Lien Series 2013A, 5.000%, 10/01/27 – AGM Insured
55	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds,	6/30 at 100.00	BBB+	62,634
	Los Angeles County Securitization Corporation, Series 2020A, 4.000%, 6/01/49
500	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter	11/27 at 100.00	A+	627,200
	Health, Refunding Series 2017A, 5.000%, 11/15/36
415	California Municipal Finance Authority, Revenue Bonds, Biola University, Series 2013,	No Opt. Call	Baa1	426,935
	5.000%, 10/01/21
2,170	California Municipal Finance Authority, Revenue Bonds, Linxs APM Project, Senior Lien	6/28 at 100.00	BBB–	2,546,148
	Series 2018A, 5.000%, 12/31/43 (AMT)
370	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, San	1/29 at 100.00	BBB	430,236
	Diego County Water Authority Desalination Project Pipeline, Refunding Series 2019, 5.000%,
	11/21/45, 144A
1,930	California Statewide Communities Development Authority, California, Revenue Bonds, Loma	12/24 at 100.00	BB	2,134,812
	Linda University Medical Center, Series 2014A, 5.250%, 12/01/34
3,335	Eastern Municipal Water District Financing Authority, California, Water and Wastewater	7/27 at 100.00	AA+	4,163,080
	Revenue Bonds, Series 2017D, 5.250%, 7/01/42
500	Independent Cities Finance Authority, California, Mobile Home Park Revenue Bonds,	No Opt. Call	A–	524,220
	Rancho Vallecitos Mobile Home Park, Series 2013, 4.500%, 4/15/23
	Jurupa Community Services District, California, Special Tax Bonds, Community Facilities
	District 31 Eastvale Area, Series 2013:
150	4.000%, 9/01/25	9/22 at 100.00	N/R	158,271
305	4.000%, 9/01/26	9/22 at 100.00	N/R	321,318
250	4.000%, 9/01/27	9/22 at 100.00	N/R	262,858
1,775	Patterson Public Finance Authority, California, Revenue Bonds, Community Facilities	No Opt. Call	N/R	1,901,912
	District 2001-1, Senior Series 2013A, 5.000%, 9/01/22
185	Riverside County Redevelopment Agency, California, Tax Allocation Housing Bonds, Series	No Opt. Call	A (5)	217,895
	2011A, 0.000%, 10/01/26 (ETM) (6)
1,500	San Diego Association of Governments, California, South Bay Expressway Toll Revenue	7/27 at 100.00	A	1,775,070
	Bonds, First Senior Lien Series 2017A, 5.000%, 7/01/36
1,400	San Joaquin County Transportation Authority, California, Sales Tax Revenue, Limited Tax	3/27 at 100.00	AA	1,755,068
	Measure K Series 2017, 5.000%, 3/01/32
17,840	Total California			20,659,437

NIQ	Nuveen Intermediate Duration Quality Municipal Term Fund Portfolio of Investments (continued) November 30, 2020 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Colorado – 14.7% (11.7% of Total Investments)
$ 250	Colorado Educational and Cultural Facilities Authority, Charter School Refunding Revenue	No Opt. Call	A+	$ 254,835
	Bonds, Pinnacle Charter School, Inc K-8 Facility Project, Series 2013, 5.000%, 6/01/21
3,045	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health,	8/29 at 100.00	BBB+	3,889,348
	Series 2019A-2, 5.000%, 8/01/30
5,000	Colorado Springs, Colorado, Utilities System Revenue Bonds, Refunding Series 2017A-2,	11/27 at 100.00	AA+	6,176,800
	5.000%, 11/15/47
	Colorado State Board of Governors, Colorado State University Auxiliary Enterprise System
	Revenue Bonds, Tender Option Bond Trust 2016-XF2354, Formerly Tender Option Bond Trust 3316:
100	22.093%, 3/01/25, 144A (IF) (4)	No Opt. Call	AA	195,477
300	22.093%, 3/01/26, 144A (IF) (4)	No Opt. Call	AA	649,257
430	22.043%, 3/01/27, 144A (IF) (4)	No Opt. Call	AA	1,005,710
725	22.093%, 3/01/28, 144A (IF) (4)	No Opt. Call	AA	1,810,542
200	22.093%, 3/01/29, 144A (IF) (4)	No Opt. Call	AA	525,868
1,870	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center	12/26 at 100.00	Baa2	2,137,111
	Hotel, Refunding Senior Lien Series 2016, 5.000%, 12/01/30
350	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%,	No Opt. Call	A	348,723
	9/01/21 – NPFG Insured
1,000	Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds, Colorado	No Opt. Call	A+	1,583,240
	Springs Utilities, Series 2008, 6.500%, 11/15/38
4,000	University of Colorado, Enterprise System Revenue Bonds, Refunding Series 2019B,	6/29 at 100.00	Aa1	5,119,240
	5.000%, 6/01/44
4,000	University of Northern Colorado at Greeley, Institutional Enterprise System Revenue	6/26 at 100.00	Aa2	4,667,160
	Bonds, Refunding Series 2016A, 5.000%, 6/01/46
21,270	Total Colorado			28,363,311
	Florida – 7.7% (6.1% of Total Investments)
150	Atlantic Beach, Florida, Healthcare Facilities Revenue Refunding Bonds, Fleet Landing	No Opt. Call	BBB	162,570
	Project, Series 2013A, 5.000%, 11/15/23
365	Belmont Community Development District, Florida, Capital Improvement Revenue Bonds,	No Opt. Call	N/R	386,758
	Phase 1 Project, Series 2013A, 5.500%, 11/01/23
825	Broward County, Florida, Half-Cent Sales Tax Revenue Bonds, Refunding Series 2020,	10/30 at 100.00	AA+	1,007,152
	4.000%, 10/01/40
1,270	Broward County, Florida, Fuel System Revenue Bonds, Fort Lauderdale Fuel Facilities LLC	No Opt. Call	AA	1,403,248
	Project, Series 2013A, 5.000%, 4/01/23 – AGM Insured (AMT)
1,740	Cape Coral, Florida, Water and Sewer Revenue Bonds, Refunding Series 2017, 5.000%, 10/01/33	10/27 at 100.00	A+	2,185,806
340	Capital Trust Agency, Florida, Fixed Rate Air Cargo Revenue Refunding Bonds, Aero Miami	12/20 at 100.00	Baa3	341,278
	FX, LLC Project, Series 2010A, 5.350%, 7/01/29
1,010	Collier County Educational Facilities Authority, Florida, Revenue Bonds, Ave Maria	No Opt. Call	BBB–	1,031,957
	University, Refunding Series 2013A, 4.500%, 6/01/23
1,000	Florida Mid-Bay Bridge Authority, Revenue Bonds, 1st Senior Lien Series 2015A, 5.000%, 10/01/23	No Opt. Call	BBB+	1,107,480
2,960	Florida Municipal Power Agency, Revenue Bonds, Saint Lucie Project, Refunding Series	10/22 at 100.00	A2	3,204,911
	2012A, 5.000%, 10/01/26
500	Gainesville, Florida, Utilities System Revenue Bonds, Series 2017A, 5.000%, 10/01/37	10/27 at 100.00	AA–	625,060
1,400	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Jupiter Medical	No Opt. Call	BBB+	1,508,416
	Center, Series 2013A, 5.000%, 11/01/22
510	Putnam County Development Authority, Florida, Pollution Control Revenue Bonds, Seminole	5/28 at 100.00	A–	621,608
	Electric Cooperatice, Inc Project, Refunding Series 2018B, 5.000%, 3/15/42
305	Southeast Overtown/Park West Community Redevelopment Agency, Florida, Tax Increment	No Opt. Call	BBB+	343,400
	Revenue Bonds, Series 2014A-1, 5.000%, 3/01/24, 144A
560	Verandah West Community Development District, Florida, Capital Improvement Revenue	No Opt. Call	N/R	570,959
	Bonds, Refunding Series 2013, 4.000%, 5/01/23
12,935	Total Florida			14,500,603

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Georgia – 2.1% (1.7% of Total Investments)
$ 1,025	Atlanta, Georgia, Tax Allocation Bonds, Perry Bolton Project Series 2014, 4.000%, 7/01/22	No Opt. Call	A–	$ 1,080,903
1,000	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation	2/27 at 100.00	AA	1,225,620
	Certificates, Northeast Georgia Health Services Inc, Series 2017B, 5.500%, 2/15/42
1,465	Municipal Electric Authority of Georgia, General Resolution Projects Subordinated Bonds,	1/28 at 100.00	A1	1,782,202
	Series 20188HH, 5.000%, 1/01/44
3,490	Total Georgia			4,088,725
	Hawaii – 2.0% (1.6% of Total Investments)
3,000	Honolulu City and County, Hawaii, Wastewater System Revenue Bonds, First Bond	1/28 at 100.00	Aa2	3,780,510
	Resolution, Senior Series 2018A, 5.000%, 7/01/37
	Illinois – 10.6% (8.4% of Total Investments)
2,500	Cook County, Illinois, General Obligation Bonds, Tender Option Bond Trust 2015-XF1007,	11/22 at 100.00	A+	3,259,675
	17.259%, 11/15/25, 144A (IF) (4)
4,000	Illinois Municipal Electric Agency, Power Supply System Revenue Bonds, Refunding Series	8/25 at 100.00	A1	4,750,760
	2015A, 5.000%, 2/01/27
2,500	Illinois State, General Obligation Bonds, November Series 2017D, 5.000%, 11/01/27	No Opt. Call	BBB–	2,758,325
5,000	Illinois State, General Obligation Bonds, Series 2013, 5.000%, 7/01/23	No Opt. Call	BBB–	5,327,900
290	Madison, Macoupin, Jersey, Calhoun, Morgan, Scott, and Greene Counties Community College	11/26 at 100.00	AA	353,365
	District 536, Illinois, General Obligation Bonds, Lewis & Clark Community College, Refunding
	Series 2017A, 5.000%, 11/01/33 – AGM Insured
665	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project	12/29 at 100.00	BBB	681,113
	Bonds, Refunding Series 2020A, 4.000%, 6/15/50
1,000	Southwestern Illinois Development Authority, Local Government Revenue Bonds, Edwardsville	No Opt. Call	AA	979,890
	Community Unit School District 7 Project, Series 2007, 0.000%, 12/01/22 – AGM Insured
2,000	Springfield, Illinois, Electric Revenue Bonds, Senior Lien Series 2015, 5.000%, 3/01/33	3/25 at 100.00	A	2,332,260
17,955	Total Illinois			20,443,288
	Indiana – 1.5% (1.2% of Total Investments)
1,045	Indiana Finance Authority, Educational Facilities Revenue Bonds, 21st Century Charter	3/23 at 100.00	B+	1,069,975
	School Project, Series 2013A, 6.000%, 3/01/33
1,500	Indiana Finance Authority, Lease Appropriation Bonds, Stadium Project, Refunding Series	No Opt. Call	AA+	1,788,510
	2015A, 5.000%, 2/01/25
2,545	Total Indiana			2,858,485
	Iowa – 1.5% (1.2% of Total Investments)
855	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer	12/20 at 103.00	BB–	882,326
	Company Project, Series 2016, 5.875%, 12/01/27, 144A
2,000	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B,	12/20 at 100.00	B–	2,029,920
	5.600%, 6/01/34
2,855	Total Iowa			2,912,246
	Kentucky – 3.3% (2.7% of Total Investments)
1,000	Kentucky Bond Development Corporation, Transient Room Tax Revenue Bonds, Lexington	9/28 at 100.00	A2	1,143,500
	Center Corporation Project, Series 2018A, 5.000%, 9/01/43
	Kentucky Economic Development Finance Authority, Revenue Bonds, Next Generation Kentucky
	Information Highway Project, Senior Series 2015A:
925	4.250%, 7/01/35	7/25 at 100.00	BBB+	970,898
1,400	5.000%, 1/01/45	7/25 at 100.00	BBB+	1,499,848
3,000	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds,	No Opt. Call	Baa3	2,838,570
	Downtown Crossing Project, Capital Appreciation Series 2013B, 0.000%, 7/01/23
6,325	Total Kentucky			6,452,816

NIQ	Nuveen Intermediate Duration Quality Municipal Term Fund Portfolio of Investments (continued) November 30, 2020 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Louisiana – 0.9% (0.7% of Total Investments)
$ 530	New Orleans Aviation Board, Louisiana, Special Facility Revenue Bonds, Parking	10/28 at 100.00	AA	$ 638,782
	Facilities Corporation Consolidated Garage System, Series 2018A, 5.000%, 10/01/43 – AGM Insured
1,000	New Orleans, Louisiana, Water Revenue Bonds, Refunding Series 2014, 5.000%, 12/01/22	No Opt. Call	A–	1,088,270
1,530	Total Louisiana			1,727,052
	Maine – 2.8% (2.3% of Total Investments)
1,000	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine	7/23 at 100.00	BBB	1,062,780
	Medical Center Obligated Group Issue, Series 2013, 5.000%, 7/01/33
	Maine Health and Higher Educational Facilities Authority Revenue Bonds, MaineHealth
	Issue, Series 2018A:
435	5.000%, 7/01/43	7/28 at 100.00	A+	527,320
565	5.000%, 7/01/48	7/28 at 100.00	A+	679,622
	Maine Turnpike Authority, Special Obligation Bonds, Series 2014:
620	5.000%, 7/01/25	7/24 at 100.00	A+	716,298
340	5.000%, 7/01/27	7/24 at 100.00	A+	390,850
1,850	5.000%, 7/01/29	7/24 at 100.00	A+	2,113,977
4,810	Total Maine			5,490,847
	Maryland – 0.5% (0.4% of Total Investments)
615	Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding Series 2017,	9/27 at 100.00	BB–	564,859
	5.000%, 9/01/34
310	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Frederick	No Opt. Call	A–	329,849
	Memorial Hospital Issue, Series 2012A, 5.000%, 7/01/22
925	Total Maryland			894,708
	Massachusetts – 0.5% (0.4% of Total Investments)
	Massachusetts Development Finance Agency, Revenue Bonds, Boston Medical Center Issue,
	Series 2012C:
80	5.000%, 7/01/29 (Pre-refunded 7/01/22)	7/22 at 100.00	N/R (5)	85,950
420	5.000%, 7/01/29	7/22 at 100.00	BBB	443,495
500	5.000%, 7/01/29 (Pre-refunded 7/01/22)	7/22 at 100.00	Baa2 (5)	537,190
1,000	Total Massachusetts			1,066,635
	Michigan – 7.3% (5.8% of Total Investments)
1,000	Detroit City School District, Wayne County, Michigan, General Obligation Bonds, Tender	No Opt. Call	Aa1	2,739,970
	Option Bond Trust 3308, 22.450%, 5/01/30, 144A (IF) (4)
5	Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien, Series 2006B,	12/20 at 100.00	A+	5,018
	5.000%, 7/01/36 – FGIC Insured
5	Detroit, Michigan, Water Supply System Revenue Bonds, Second Lien Series 2003B, 5.000%,	12/20 at 100.00	A+	5,019
	7/01/34 – NPFG Insured
540	Flint Hospital Building Authority, Michigan, Building Authority Revenue Bonds, Hurley	No Opt. Call	BBB–	568,912
	Medical Center, Series 2013A, 5.000%, 7/01/23
2,020	Michigan Finance Authority, Hospital Revenue Bonds, Crittenton Hospital Medical Center,	6/22 at 100.00	N/R (5)	2,137,523
	Refunding Series 2012A, 4.125%, 6/01/32 (Pre-refunded 6/01/22)
3,000	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water &	No Opt. Call	AA	3,359,340
	Sewerage Department Water Supply System Local Project, Refunding Senior Loan Series 2014D-1,
	5.000%, 7/01/23 – AGM Insured
40	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Old	No Opt. Call	BB–	40,000
	Redford Academy Project, Series 2010A, 5.250%, 12/01/20
1,390	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Tender Option	1/21 at 100.00	AA–	1,414,047
	Bond Trust 2015-XF0126, 21.701%, 12/01/27, 144A (IF) (4)
1,500	Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds, 2007 Sold Tobacco	12/30 at 100.00	BBB–	1,799,055
	Receipts, Series 2020B-1-CL2, 5.000%, 6/01/49
1,500	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series	10/29 at 100.00	Aa2	1,969,230
	2019-I, 5.000%, 4/15/36
11,000	Total Michigan			14,038,114

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Minnesota – 1.3% (1.0% of Total Investments)
$ 2,000	Duluth Economic Development Authority, Minnesota, Health Care Facilities Revenue Bonds,	2/28 at 100.00	A–	$ 2,213,820
	Essentia Health Obligated Group, Series 2018A, 4.250%, 2/15/43
	Saint Paul Housing and Redevelopment Authority, Minnesota, Lease Revenue Bonds, Saint
	Paul Conservatory for Performing Artists Charter School Project, Series 2013A:
205	3.550%, 3/01/21	No Opt. Call	BB	205,523
100	3.700%, 3/01/22	No Opt. Call	BB	101,400
2,305	Total Minnesota			2,520,743
	Mississippi – 1.3% (1.0% of Total Investments)
	Mississippi Development Bank Special Obligation Bonds, Marshall County Industrial
	Development Authority, Mississippi Highway Construction Project, Tender Option Bond Trust 3315:
800	22.468%, 1/01/24 (Pre-Refunded 1/01/22), 144A (IF) (4)	1/22 at 100.00	AA- (5)	1,008,032
1,000	22.468%, 1/01/25 (Pre-Refunded 1/01/22), 144A (IF) (4)	1/22 at 100.00	AA- (5)	1,260,040
200	22.468%, 1/01/26 (Pre-Refunded 1/01/22), 144A (IF) (4)	1/22 at 100.00	AA- (5)	252,008
2,000	Total Mississippi			2,520,080
	Missouri – 1.7% (1.4% of Total Investments)
3,000	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Plum	No Opt. Call	A	3,288,150
	Point Project, Refunding Series 2014A, 5.000%, 1/01/23
	Montana – 1.4% (1.1% of Total Investments)
	Montana Facility Finance Authority, Healthcare Facility Revenue Bonds, Kalispell
	Regional Medical Center, Series 2018B:
985	5.000%, 7/01/28	No Opt. Call	BBB	1,226,975
1,270	5.000%, 7/01/29	7/28 at 100.00	BBB	1,559,992
2,255	Total Montana			2,786,967
	Nebraska – 2.6% (2.1% of Total Investments)
3,000	Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds, Series 2012,	9/22 at 100.00	A	3,222,510
	5.000%, 9/01/32
1,270	Lincoln, Nebraska, Electric System Revenue Bonds, Series 2020A, 5.000%, 9/01/31	3/30 at 100.00	AA	1,747,622
4,270	Total Nebraska			4,970,132
	Nevada – 2.5% (2.0% of Total Investments)
515	Carson City, Nevada, Hospital Revenue Bonds, Carson Tahoe Regional Healthcare Project,	9/27 at 100.00	A–	591,426
	Series 2017A, 5.000%, 9/01/47
1,000	Las Vegas Convention and Visitors Authority, Nevada, Revenue Bonds, Series 2018C,	7/28 at 100.00	Aa3	1,202,440
	5.250%, 7/01/43
	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Refunding Series 2016:
1,295	5.000%, 6/15/26	No Opt. Call	BBB+	1,540,053
1,210	5.000%, 6/15/27	6/26 at 100.00	BBB+	1,430,087
4,020	Total Nevada			4,764,006
	New Jersey – 4.3% (3.5% of Total Investments)
	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds, Series 2012:
2,000	5.000%, 6/15/24	6/22 at 100.00	BBB	2,058,140
1,000	5.000%, 6/15/28	6/22 at 100.00	BBB	1,022,410
	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge
	Replacement Project, Series 2013:
860	5.000%, 1/01/21 (AMT)	No Opt. Call	A2	862,821
500	5.000%, 1/01/22 (AMT)	No Opt. Call	A2	521,725
500	5.000%, 7/01/22 (AMT)	No Opt. Call	A2	531,630
620	5.000%, 1/01/23 (AMT)	No Opt. Call	A2	671,392
1,000	New Jersey Economic Development Authority, School Facilities Construction Financing	3/25 at 100.00	Baa1	884,630
	Program Bonds, Tender Option Bond Trust 2016-XF2340, 3.394%, 9/01/25, 144A (IF) (4)
1,000	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental	8/22 at 101.00	Ba3	1,049,000
	Airlines Inc, Series 1999, 5.250%, 9/15/29 (AMT)

NIQ	Nuveen Intermediate Duration Quality Municipal Term Fund Portfolio of Investments (continued) November 30, 2020 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
$ 275	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint	12/20 at 100.00	BB+	$ 275,712
	Peters University Hospital, Series 2007, 5.250%, 7/01/21
450	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed	6/28 at 100.00	BB+	518,503
	Bonds, Series 2018B, 5.000%, 6/01/46
8,205	Total New Jersey			8,395,963
	New York – 6.5% (5.2% of Total Investments)
495	Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue	7/25 at 100.00	BBB	569,092
	Bonds, Catholic Health System, Inc Project, Series 2015, 5.000%, 7/01/29
435	Liberty Development Corporation, New York, Goldman Sachs Headquarters Revenue Bonds	No Opt. Call	A	658,803
	Series 2007, 5.500%, 10/01/37
3,545	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series	9/27 at 100.00	A	4,339,151
	2017, 5.000%, 9/01/42
1,390	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green	5/30 at 100.00	A3	1,596,345
	Climate Bond Certified Series 2020C-1, 5.000%, 11/15/50
750	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding	No Opt. Call	A3	891,015
	Green Climate Certified Series 2020E, 5.000%, 11/15/30
710	New York City, New York, General Obligation Bonds, Fiscal 2021 Series C, 5.000%, 8/01/43	8/30 at 100.00	AA	901,004
2,000	New York Convention Center Development Corporation, New York, Revenue Bonds, Hotel Unit	No Opt. Call	A1	2,350,800
	Fee Secured, Refunding Series 2015, 5.000%, 11/15/25
1,000	New York State Power Authority, General Revenue Bonds, Series 2020A, 4.000%, 11/15/50	5/30 at 100.00	AA	1,181,560
10,325	Total New York			12,487,770
	North Dakota – 0.7% (0.6% of Total Investments)
1,250	Cass County, North Dakota, Health Care Facilities Revenue Bonds, Essential Health	2/28 at 100.00	A–	1,383,638
	Obligated Group, Series 2018B, 4.250%, 2/15/43
	Ohio – 2.3% (1.9% of Total Investments)
620	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed	6/30 at 100.00	BBB+	700,991
	Revenue Bonds, Refunding Senior Lien Series 2020A-2 Class 1, 4.000%, 6/01/48
2,175	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed	6/30 at 100.00	N/R	2,446,048
	Revenue Bonds, Refunding Senior Lien Series 2020B-2 Class 2, 5.000%, 6/01/55
3,000	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds,	No Opt. Call	N/R	3,750
	FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23 (7)
1,150	Ohio State, Private Activity Bonds, Portsmouth Gateway Group, LLC – Borrower, Portsmouth	6/25 at 100.00	AA	1,355,229
	Bypass Project, Series 2015, 5.000%, 12/31/27 – AGM Insured (AMT)
6,945	Total Ohio			4,506,018
	Oklahoma – 0.2% (0.1% of Total Investments)
255	Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine	8/28 at 100.00	Baa3	302,369
	Project, Series 2018B, 5.250%, 8/15/43
	Oregon – 1.8% (1.4% of Total Investments)
965	Astoria Hospital Facilities Authority, Oregon, Hospital Revenue and Refunding Bonds,	No Opt. Call	A–	1,034,181
	Columbia Memorial Hospital, Series 2012, 5.000%, 8/01/22
2,000	Port of Portland, Oregon, International Airport Revenue Bonds, Series 2017-24B, 5.000%,	1/27 at 100.00	A+	2,358,100
	7/01/36 (AMT)
2,965	Total Oregon			3,392,281
	Pennsylvania – 3.4% (2.7% of Total Investments)
	Erie Higher Education Building Authority, Pennsylvania, Revenue Bonds, Gannon University
	Project, Series 2013:
480	4.000%, 5/01/21	No Opt. Call	BBB+	482,040
500	4.000%, 5/01/22	No Opt. Call	BBB+	507,140
520	4.000%, 5/01/23	No Opt. Call	BBB+	533,790

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
$ 1,905	Erie Sewer Authority, Erie County, Pennsylvania, Sewer Revenue Bonds, Series 2012A,	No Opt. Call	AA	$ 1,947,615
	5.000%, 6/01/21 – AGM Insured
1,700	Pennsylvania Economic Development Financing Authority, Private Activity Revenue Bonds,	6/26 at 100.00	BBB	2,024,020
	Pennsylvania Rapid Bridge Replacement Project, Series 2015, 5.000%, 6/30/28 (AMT)
285	Pittsburgh Water and Sewer Authority, Pennsylvania, Water and Sewer System Revenue	9/29 at 100.00	AA	343,419
	Bonds, Refunding Subordinate Series 2019B, 4.000%, 9/01/34 – AGM Insured
	Southcentral Pennsylvania General Authority, Revenue Bonds, Hanover Hospital Inc, Series 2013:
370	5.000%, 12/01/20	No Opt. Call	A	370,000
435	5.000%, 12/01/21	No Opt. Call	A	453,779
6,195	Total Pennsylvania			6,661,803
	Puerto Rico – 1.6% (1.3% of Total Investments)
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
660	4.500%, 7/01/34	7/25 at 100.00	N/R	707,606
2,175	4.550%, 7/01/40	7/28 at 100.00	N/R	2,356,895
2,835	Total Puerto Rico			3,064,501
	South Carolina – 2.3% (1.8% of Total Investments)
2,000	South Carolina Public Service Authority, Electric System Revenue Bonds, Santee Cooper,	6/22 at 100.00	A (5)	2,142,500
	Refunding Series 2012D, 5.000%, 12/01/43 (Pre-refunded 6/01/22)
2,000	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding	6/24 at 100.00	A	2,286,580
	Series 2014B, 5.000%, 12/01/31
4,000	Total South Carolina			4,429,080
	Tennessee – 8.5% (6.8% of Total Investments)
	Greeneville Health and Educational Facilities Board, Tennessee, Hospital Revenue Bonds,
	Ballad Health, Series 2018A:
1,000	5.000%, 7/01/36	7/28 at 100.00	A	1,212,330
1,605	5.000%, 7/01/37	7/28 at 100.00	A	1,940,654
2,290	Jackson, Tennessee, Hospital Revenue Bonds, Jackson-Madison County General Hospital	10/28 at 100.00	A	2,830,005
	Project, Series 2018A, 5.000%, 4/01/35
	Knox County Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue
	Bonds, Covenant Health, Refunding Series 2012A:
1,440	5.000%, 1/01/25	1/23 at 100.00	A+	1,565,409
2,170	5.000%, 1/01/26	1/23 at 100.00	A+	2,360,526
450	Metropolitan Government of Nashville-Davidson County, Tennessee, Water and Sewerage	7/27 at 100.00	AA	551,799
	Revenue Bonds, Green Series 2017A, 5.000%, 7/01/42
1,400	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006B,	No Opt. Call	BBB	1,718,878
	5.625%, 9/01/26
	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006C:
1,020	5.000%, 2/01/21	No Opt. Call	A	1,027,793
1,490	5.000%, 2/01/24	No Opt. Call	A	1,683,327
1,365	5.000%, 2/01/25	No Opt. Call	A	1,586,294
14,230	Total Tennessee			16,477,015
	Texas – 7.8% (6.2% of Total Investments)
1,225	Bexar County Hospital District, Texas, Certificates of Obligation, Series 2020, 5.000%, 2/15/45	2/29 at 100.00	Aa1	1,541,907
500	Central Texas Regional Mobility Authority, Revenue Bonds, Refunding Subordinate Lien	No Opt. Call	BBB+	522,270
	Series 2013, 5.000%, 1/01/22
1,070	Central Texas Regional Mobility Authority, Revenue Bonds, Refunding Subordinate Lien	1/30 at 100.00	BBB+	1,215,927
	Series 2020G, 4.000%, 1/01/45
685	Denton County Fresh Water Supply District 7, Texas, General Obligation Bonds, Refunding	No Opt. Call	AA	689,877
	Series 2013, 4.000%, 2/15/21 – AGM Insured
2,000	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds,	10/22 at 100.00	BB	2,027,660
	Citgo Petroleum Corporation Project, Series 1995, 4.875%, 5/01/25 (AMT)

NIQ	Nuveen Intermediate Duration Quality Municipal Term Fund Portfolio of Investments (continued) November 30, 2020 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Texas (continued)
$	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Second Lien
	Series 2014C:
1,660	5.000%, 11/15/23	No Opt. Call	Baa1	$ 1,758,737
960	5.000%, 11/15/25	11/24 at 100.00	Baa1	1,032,576
1,005	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third Lien Series 2004A-3,	11/24 at 59.10	Baa2	526,771
	0.000%, 11/15/33 – NPFG Insured
	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital
	Revenue Bonds, Scott & White Healthcare Project, Tender Option Bond Trust 2016-XG0058:
100	22.273%, 8/15/22, 144A (IF) (4)	No Opt. Call	AA–	136,678
155	22.064%, 8/15/24, 144A (IF) (4)	8/23 at 100.00	AA–	249,397
200	22.273%, 8/15/26, 144A (IF) (4)	8/23 at 100.00	AA–	323,780
175	22.023%, 8/15/27, 144A (IF) (4)	8/23 at 100.00	AA–	279,170
1,055	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds,	No Opt. Call	A2	1,238,000
	Senior Lien Series 2008D, 6.250%, 12/15/26
3,000	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds,	12/22 at 100.00	A3	3,234,600
	Series 2012, 5.000%, 12/15/27
360	Texas Public Finance Authority, Revenue Bonds, Texas Southern University Financing	5/21 at 100.00	BBB	365,911
	System, Series 2011, 6.000%, 5/01/23
14,150	Total Texas			15,143,261
	Utah – 0.7% (0.5% of Total Investments)
435	Utah Water Finance Agency, Revenue Bonds, Pooled Loan Financing Program, Series 2017A,	3/27 at 100.00	AA	536,890
	5.000%, 3/01/35
600	Utah Water Finance Agency, Revenue Bonds, Pooled Loan Financing Program, Series 2017C,	3/27 at 100.00	AA	741,678
	5.000%, 3/01/34
1,035	Total Utah			1,278,568
	Virgin Islands – 0.1% (0.1% of Total Investments)
175	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding	No Opt. Call	AA	181,906
	Series 2012A, 4.000%, 10/01/22 – AGM Insured
	Virginia – 2.3% (1.8% of Total Investments)
1,340	Chesapeake Bay Bridge and Tunnel District, Virginia, General Resolution Revenue Bonds,	7/26 at 100.00	AA	1,587,230
	First Tier Series 2016, 5.000%, 7/01/41 – AGM Insured
535	Chesapeake, Virginia, Transportation System Senior Toll Road Revenue Bonds, Series	No Opt. Call	BBB+	549,531
	2012A, 5.000%, 7/15/21
1,900	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds,	10/29 at 100.00	A–	2,307,892
	Dulles Metrorail & Capital improvement Projects, Refunding & Subordinate Lien Series 2019B,
	5.000%, 10/01/47
3,775	Total Virginia			4,444,653
	Washington – 1.3% (1.0% of Total Investments)
700	Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series 2015A,	10/24 at 100.00	AA–	807,548
	5.000%, 4/01/27
1,445	Washington State Convention Center Public Facilities District, Lodging Tax Revenue	7/28 at 100.00	A3	1,626,897
	Bonds, Series 2018, 5.000%, 7/01/43
2,145	Total Washington			2,434,445

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Wisconsin – 0.3% (0.3% of Total Investments)
	University of Wisconsin Hospitals and Clinics Authority, Revenue Bonds, Tender Option
	Bond Trust 2015-XF0127:
$ 50	20.386%, 4/01/22, 144A (IF) (4)	No Opt. Call	AA–	$ 63,807
100	21.198%, 4/01/23, 144A (IF) (4)	No Opt. Call	AA–	149,756
185	20.813%, 4/01/24, 144A (IF) (4)	4/23 at 100.00	AA–	274,897
100	21.198%, 4/01/25, 144A (IF) (4)	4/23 at 100.00	AA–	149,404
435	Total Wisconsin			637,864
$ 209,570	Total Municipal Bonds (cost $222,562,111)			240,114,533

Shares	Description (1)	Value
	COMMON STOCKS – 1.2% (0.9% of Total Investments)
	Electric Utilities – 1.2% (0.9% of Total Investments)
97,015	Energy Harbor Corp (8), (9), (10)	$ 2,188,949
	Total Common Stocks (cost $2,765,568)	2,188,949
	Total Long-Term Investments (cost $225,327,679)	242,303,482
	Adjustable Rate MuniFund Term Preferred Shares, net of deferred offering costs – (28.4)% (11)	(54,930,624)
	Other Assets Less Liabilities – 2.9%	5,759,613
	Net Assets Applicable to Common Shares – 100%	$ 193,132,471

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6)	Step-up coupon bond, a bond with a coupon that increases (“steps up”), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(7)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(8)	For fair value measurement disclosure purposes, investment classified as Level 2. See Notes to Financial Statements, Note 3 - Investment Valuation and Fair Value Measurements for more information.
(9)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(10)
Common Stock received as part of the bankruptcy settlement for Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23.

(11)	Adjustable Rate MuniFund Term Preferred Shares, net of deferred offering cost as a percentage of Total Investments is 22.7%.
144A
Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

AMT	Alternative Minimum Tax
ETM	Escrowed to maturity.
IF
Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.

See accompanying notes to financial statements

Statement of Assets and Liabilities
November 30, 2020 (Unaudited)

	NID	NIQ
Assets
Long-term investments, at value (cost $833,158,692 and $225,327,679, respectively)	$855,679,277	$242,303,482
Cash collateral at brokers for investments in futures contracts(1)	153,003	—
Cash collateral at brokers for investments in inverse floating rate transactions(1)	850,000	—
Receivable for:
Interest	14,334,318	3,714,263
Investments sold	7,445,939	3,792,944
Other assets	49,300	618
Total assets	878,511,837	249,811,307
Liabilities
Cash overdraft	9,908,437	1,082,900
Floating rate obligations	30,968,000	—
Payable for:
Dividends	1,967,460	495,025
Interest	121,700	—
Variation margin on futures contracts	531	—
Adjustable Rate MuniFund Term Preferred (“AMTP”) Shares, net of deferred offering costs (liquidation preference
$175,000,000 and $55,000,000, respectively)	174,911,185	54,930,624
Accrued expenses:
Management fees	453,341	108,373
Trustees fees	50,033	810
Other	139,547	61,104
Total liabilities	218,520,234	56,678,836
Net Assets applicable to common shares	$659,991,603	$193,132,471
Common shares outstanding	46,909,660	13,097,144
Net asset value (“NAV”) per common share outstanding	$14.07	$14.75
Net assets applicable to common shares consist of:
Common shares, $0.01 par value per share	$469,097	$130,971
Paid-in surplus	670,084,824	186,825,698
Total distributable earnings	(10,562,318)	6,175,802
Net assets applicable to common shares	$659,991,603	$193,132,471
Authorized shares:
Common	Unlimited	Unlimited
Preferred	Unlimited	Unlimited

(1)	Cash pledged to collateralize the net payment obligations for investments in derivatives and inverse floating rate transactions.

See accompanying notes to financial statements.

Statement of Operations
Six Months Ended November 30, 2020 (Unaudited)

	NID	NIQ
Investment Income	$17,496,715	$4,202,503
Expenses
Management fees	2,751,788	661,621
Interest expense and amortization of offering costs	957,834	279,732
Custodian fees	40,259	15,627
Trustees fees	12,022	3,573
Professional fees	33,237	21,166
Shareholder reporting expenses	32,809	11,584
Shareholder servicing agent fees	6,870	6,860
Stock exchange listing fees	6,181	3,216
Investor relations expenses	17,497	5,091
Other	28,769	15,231
Total expenses	3,887,266	1,023,701
Net investment income (loss)	13,609,449	3,178,802
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(26,318)	(459,642)
Futures contracts	36,636	—
Change in net unrealized appreciation (depreciation) of:
Investments	18,284,352	5,283,556
Futures contracts	25,747	—
Net realized and unrealized gain (loss)	18,320,417	4,823,914
Net increase (decrease) in net assets applicable to common shares from operations	$31,929,866	$8,002,716

See accompanying notes to financial statements.

Statement of Changes in Net Assets
(Unaudited)

	NID		NIQ
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	11/30/20	5/31/20	11/30/20	5/31/20
Operations
Net investment income (loss)	$13,609,449	$25,433,661	$3,178,802	$5,405,009
Net realized gain (loss) from:
Investments	(26,318)	(3,706,295)	(459,642)	66,415
Futures contracts	36,636	(490,137)	—	—
Swaps	—	(804,923)	—	—
Change in net unrealized appreciation (depreciation) of:
Investments	18,284,352	(26,212,399)	5,283,556	217,189
Futures contracts	25,747	(12,970)	—	—
Swaps	—	502,317	—	—
Net increase (decrease) in net assets applicable to common shares
from operations	31,929,866	(5,290,746)	8,002,716	5,688,613
Distributions to Common Shareholders
Dividends	(12,102,692)	(23,923,927)	(2,894,469)	(5,003,109)
Decrease in net assets applicable to common shares from distributions
to common shareholders	(12,102,692)	(23,923,927)	(2,894,469)	(5,003,109)
Net increase (decrease) in net assets applicable to common shares	19,827,174	(29,214,673)	5,108,247	685,504
Net assets applicable to common shares at the beginning of period	640,164,429	669,379,102	188,024,224	187,338,720
Net assets applicable to common shares at the end of period	$659,991,603	$640,164,429	$193,132,471	$188,024,224

See accompanying notes to financial statements.

Statement of Cash Flows
Six Months Ended November 30, 2020 (Unaudited)

	NID	NIQ
Cash Flows from Operating Activities:
Net Increase (Decrease) in Net Assets Applicable to Common Shares from Operations	$31,929,866	$8,002,716
Adjustments to reconcile the net increase (decrease) in net assets applicable to common shares from operations to net cash provided by (used in) operating activities:
Purchases of investments	(61,282,858)	(8,954,939)
Proceeds from sales and maturities of investments	46,783,050	8,602,351
Payment-in-kind distributions	(2,650)	—
Amortization (Accretion) of premiums and discounts, net	4,000,589	1,760,061
Amortization of deferred offering costs	19,120	13,493
(Increase) Decrease in:
Receivable for interest	(566,627)	(161,697)
Receivable for investments sold	(5,620,939)	(3,097,944)
Other assets	3,423	3,213
Increase (Decrease) in:
Payable for interest	1,936	—
Payable for variation margin on futures contracts	(45,032)	—
Accrued management fees	(960)	(1,280)
Accrued Trustees fees	(2,095)	(1,496)
Accrued other expenses	(1,104)	(8,028)
Net realized (gain) loss from:
Investments	26,318	459,642
Paydowns	(24)	—
Change in net unrealized appreciation (depreciation) of investments	(18,284,352)	(5,283,556)
Net cash provided by (used in) operating activities	(3,042,339)	1,332,536
Cash Flow from Financing Activities:
Increase (Decrease) in cash overdraft	4,116,536	1,082,900
Proceeds from floating rate obligations	10,856,000	—
Cash distributions paid to common shareholders	(12,033,594)	(2,840,663)
Net cash provided by (used in) financing activities	2,938,942	(1,757,763)
Net Increase (Decrease) in Cash and Cash Collateral at Brokers	(103,397)	(425,227)
Cash and cash collateral at brokers at the beginning of period	1,106,400	425,227
Cash and cash collateral at brokers at the end of period	$1,003,003	$—

Supplemental Disclosure of Cash Flow Information
Cash paid for interest (excluding amortization of offering costs)	$936,778	$266,239

See accompanying notes to financial statements.

Financial Highlights (Unaudited)
Selected data for a common share outstanding throughout each period:

		Investment Operations			Less Distributions to Common Shareholders			Common Share
	Beginning Common Share NAV	Net Investment Income (Loss)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumulated Net Realized Gains	Total	Ending NAV	Ending Share Price
NID
Year Ended 5/31:
2021(d)	$13.65	$0.29	$0.39	$0.68	$(0.26)	$—	$(0.26)	$14.07	$13.75
2020	14.27	0.54	(0.65)	(0.11)	(0.51)	—	(0.51)	13.65	13.27
2019	13.61	0.54	0.63	1.17	(0.51)	—	(0.51)	14.27	13.38
2018	13.72	0.59	(0.08)	0.51	(0.62)	—	(0.62)	13.61	12.57
2017	14.19	0.63	(0.43)	0.20	(0.67)	—	(0.67)	13.72	13.39
2016	13.72	0.68	0.47	1.15	(0.68)	—	(0.68)	14.19	13.68

NIQ
Year Ended 5/31:
2021(d)	14.36	0.24	0.37	0.61	(0.22)	—	(0.22)	14.75	14.54
2020	14.30	0.41	0.03	0.44	(0.38)	—	(0.38)	14.36	13.89
2019	13.66	0.41	0.60	1.01	(0.37)	—	(0.37)	14.30	13.26
2018	13.95	0.45	(0.28)	0.17	(0.46)	—	(0.46)	13.66	12.52
2017	14.30	0.49	(0.33)	0.16	(0.51)	—	(0.51)	13.95	13.15
2016	13.69	0.53	0.66	1.19	(0.58)	—	(0.58)	14.30	13.53

	AMTP Shares at the End of Period		VMTP Shares at the End of Period
	Aggregate Amount Outstanding (000)	Asset Coverage Per $100,000 Share	Aggregate Amount Outstanding (000)	Asset Coverage Per $100,000 Share
NID
Year Ended 5/31:
2021(d)	$175,000	$477,138	$—	$—
2020	175,000	465,808	—	—
2019	175,000	482,502	—	—
2018	175,000	464,903	—	—
2017	—	—	175,000	467,902
2016	—	—	175,000	480,319

NIQ
Year Ended 5/31:
2021(d)	55,000	451,150	—	—
2020	55,000	441,862	—	—
2019	55,000	440,616	—	—
2018	55,000	425,356	—	—
2017	—	—	55,000	432,163
2016	—	—	55,000	440,588

		Common Share Supplemental Data/ Ratios Applicable to Common Shares
Common Share Total Returns			Ratios to Average Net Assets(b)
Based on NAV(a)	Based on Share Price(a)	Ending Net Assets (000)	Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate(c)

5.00%	5.63%	$659,992	1.19	%*	4.17	%*	6%
(0.83)	2.97	640,164	1.51		3.83		17
8.80	10.80	669,379	1.59		3.95		13
3.75	(1.56)	638,580	1.48		4.35		19
1.49	2.84	643,828	1.32		4.61		19
8.66	15.59	665,559	1.20		4.96		10

4.28	6.30	193,132	1.07		3.32		4
3.11	7.70	188,024	1.43		2.86		13
7.54	9.06	187,339	1.55		2.96		20
1.21	(1.37)	178,946	1.41		3.24		10
1.20	1.06	182,690	1.28		3.55		8
8.85	13.26	187,323	1.20		3.83		7

(a)
Total Return Based on Common Share NAV is the combination of changes in common share NAV, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending NAV. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its NAV), and therefore may be different from the price used in the calculation. Total returns are not annualized.

Total Return Based on Common Share Price is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

(b)	• Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to preferred shares issued by the Fund.

•  The expense ratios reflect, among other things, all interest expense and other costs related to preferred shares (as described in Note 5 – Fund Shares) and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund (as described in Note 4 – Portfolio Securities and Investments in Derivatives), where applicable, as follows:

NID		NIQ
Year Ended 5/31:		Year Ended 5/31:
2021(d)	0.29%*	2021(d)	0.29%*
2020	0.62	2020	0.64
2019	0.69	2019	0.74
2018	0.57	2018	0.61
2017	0.42	2017	0.47
2016	0.30	2016	0.38

(c)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 – Portfolio Securities and Investments in Derivatives), divided by the average long-term market value during the period.

(d)	For the six months ended November 30, 2020.
*	Annualized.

See accompanying notes to financial statements.

Notes to
Financial Statements (Unaudited)
1. General Information
Fund Information
The funds covered in this report and their corresponding New York Stock Exchange (“NYSE”) symbols are as follows (each a “Fund” and collectively, the “Funds”):
●	Nuveen Intermediate Duration Municipal Term Fund (NID)
●	Nuveen Intermediate Duration Quality Municipal Term Fund (NIQ)
The Funds are registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as diversified closed-end management investment companies. NID and NIQ were organized as Massachusetts business trusts on September 11, 2012 and December 11, 2012, respectively. NID and NIQ each have a term of ten years and intend to liquidate and distribute their net assets to shareholders on or before March 31, 2023 and June 30, 2023, respectively.
The end of the reporting period for the Funds is November 30, 2020, and the period covered by these Notes to Financial Statements is the six months ended November 30, 2020 (the “current fiscal period”).
Investment Adviser and Sub-Adviser
The Funds’ investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC (“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-advisory agreements with Nuveen Asset Management, LLC (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.
Other Matters
The outbreak of the novel coronavirus (“COVID-19”) and subsequent global pandemic began significantly impacting the U.S. and global financial markets and economies during the calendar quarter ended March 31, 2020. The worldwide spread of COVID-19 has created significant uncertainty in the global economy. The duration and extent of COVID-19 over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Funds’ normal course of business, results of operations, investments, and cash flows will depend on future developments, which are highly uncertain and difficult to predict. Management continues to monitor and evaluate this situation.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The net asset value (“NAV”) for financial reporting purposes may differ from the NAV for processing security and common share transactions. The NAV for financial reporting purposes includes security and common share transactions through the date of the report. Total return is computed based on the NAV used for processing security and common share transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation
The Funds pay no compensation directly to those of its trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Funds’ Board of Trustees (the “Board”) has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Distributions to Common Shareholders
Distributions to common shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications
Under the Funds’ organizational documents, their officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.
Investments and Investment Income
Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Investment income is comprised of interest income, which is recorded on an accrual basis and includes accretion of discounts and amortization of premiums for financial reporting purposes. Investment income also reflects payment-in-kind (“PIK”) interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash. Investment income also reflects dividend income, which is recorded on the ex-dividend date.
Netting Agreements
In the ordinary course of business, the Funds may enter into transactions subject to enforceable International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis.
The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described in Note 4 – Portfolio Securities and Investments in Derivatives.
New Accounting Pronouncements and Rule Issuances
Reference Rate Reform
In March 2020, FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates at the end of 2021, when participating banks will no longer be required to submit London Interbank Offered Rate (LIBOR) quotes by the UK Financial Conduct Authority (FCA). The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management has not yet elected to apply the amendments, but is currently assessing the impact of the ASU’s adoption to the Funds’ financial statements and various filings.
3. Investment Valuation and Fair Value Measurements
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Prices of fixed-income securities are generally provided by an independent pricing service (“pricing service”) approved by the Board. The pricing service establishes a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, the pricing service may consider information about a security, its issuer or market activity, provided by the Adviser. These securities are generally classified as Level 2.

Notes to Financial Statements (Unaudited) (continued)
Equity securities and exchange-traded fund listed or traded on a national market or exchange are valued based on their sale price at the official close of business of such market or exchange on the valuation date. Foreign equity securities are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. To the extent these securities are actively traded and that valuation adjustments are not applied, they are generally classified as Level 1. If there is no official close of business, then the latest available sale price is utilized. If no sales are reported, then the mean of the latest available bid and ask prices is utilized and are generally classified as Level 2.
Futures contracts are valued using the closing settlement price or, in the absence of such a price, the last traded price and are generally classified as Level 1.
Any portfolio security or derivative for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2 of the fair value hierarchy; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of the end of the reporting period, based on the inputs used to value them:

NID	Level 1	Level 2		Level 3		Total
Long-Term Investments*:
Municipal Bonds	$—	$833,875,372		$11,747	**	$833,887,119
Common Stocks	—	21,792,158	***	—		21,792,158
Investments in Derivatives:
Futures Contracts****	12,777	—		—		12,777
Total	$12,777	$855,667,530		$11,747		$855,692,054

NIQ
Long-Term Investments*:
Municipal Bonds	$—	$240,114,533		$—		$240,114,533
Common Stocks	—	2,188,949	***	—		2,188,949
Total	$—	$242,303,482		$—		$242,303,482

*	Refer to the Fund’s Portfolio of Investments for state and/or industry classifications, where applicable.
**	Refer to the Fund’s Portfolio of Investments for securities classified as Level 2.
***	Refer to the Fund’s Portfolio of Investments for securities classified as Level 3.
****	Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

4. Portfolio Securities and Investments in Derivatives
Portfolio Securities
Inverse Floating Rate Securities
Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond (referred to as an “Underlying Bond”), typically with a fixed interest rate, into a special purpose tender option bond (“TOB”) trust (referred to as the “TOB Trust”) created by or at the direction of one or more Funds. In turn, the TOB Trust issues (a) floating rate certificates (referred to as “Floaters”), in face amounts equal to some fraction of the Underlying Bond’s par amount or market value, and (b) an inverse floating rate certificate (referred to as an “Inverse Floater”) that represents all remaining or residual interest in the TOB Trust. Floaters typically pay short-term tax-exempt interest rates to third parties who are also provided a right to tender their certificate and receive its par value, which may be paid from the proceeds of a remarketing of the Floaters, by a loan to the TOB Trust from a third party liquidity provider (“Liquidity Provider”), or by the sale of assets from the TOB Trust. The Inverse Floater is issued to a long term investor, such as one or more of the Funds. The income received by the Inverse Floater holder varies inversely with the short-term rate paid to holders of the Floaters, and in most circumstances the Inverse Floater holder bears substantially all of the Underlying Bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the Underlying Bond’s value. The value of an Inverse Floater will be more volatile than that of the Underlying Bond because the interest rate is dependent on not only the fixed coupon rate of the Underlying Bond but also on the short-term interest paid on the Floaters, and because the Inverse Floater essentially bears the risk of loss (and possible gain) of the greater face value of the Underlying Bond.

The Inverse Floater held by a Fund gives the Fund the right to (a) cause the holders of the Floaters to tender their certificates at par (or slightly more than par in certain circumstances), and (b) have the trustee of the TOB Trust (the “Trustee”) transfer the Underlying Bond held by the TOB Trust to the Fund, thereby collapsing the TOB Trust.
The Fund may acquire an Inverse Floater in a transaction where it (a) transfers an Underlying Bond that it owns to a TOB Trust created by a third party or (b) transfers an Underlying Bond that it owns, or that it has purchased in a secondary market transaction for the purpose of creating an Inverse Floater, to a TOB Trust created at its direction, and in return receives the Inverse Floater of the TOB Trust (referred to as a “self-deposited Inverse Floater”). A Fund may also purchase an Inverse Floater in a secondary market transaction from a third party creator of the TOB Trust without first owning the Underlying Bond (referred to as an “externally-deposited Inverse Floater”).
An investment in a self-deposited Inverse Floater is accounted for as a “financing” transaction (i.e., a secured borrowing). For a self-deposited Inverse Floater, the Underlying Bond deposited into the TOB Trust is identified in the Fund’s Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund recognizing as liabilities, labeled “Floating rate obligations” on the Statement of Assets and Liabilities, (a) the liquidation value of Floaters issued by the TOB Trust, and (b) the amount of any borrowings by the TOB Trust from a Liquidity Provider to enable the TOB Trust to purchase outstanding Floaters in lieu of a remarketing. In addition, the Fund recognizes in “Investment Income” the entire earnings of the Underlying Bond, and recognizes (a) the interest paid to the holders of the Floaters or on the TOB Trust’s borrowings, and (b) other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust, as a component of “Interest expense and amortization of offering costs” on the Statement of Operations. Earnings due from the Underlying Bond and interest due to the holders of the Floaters as of the end of the reporting period are recognized as components of “Receivable for interest” and “Payable for interest” on the Statement of Assets and Liabilities, respectively.
In contrast, an investment in an externally-deposited Inverse Floater is accounted for as a purchase of the Inverse Floater and is identified in the Fund’s Portfolio of Investments as “(IF) – Inverse floating rate investment.” For an externally-deposited Inverse Floater, a Fund’s Statement of Assets and Liabilities recognizes the Inverse Floater and not the Underlying Bond as an asset, and the Fund does not recognize the Floaters, or any related borrowings from a Liquidity Provider, as a liability. Additionally, the Fund reflects in “Investment Income” only the net amount of earnings on the Inverse Floater (net of the interest paid to the holders of the Floaters or the Liquidity Provider as lender, and the expenses of the Trust), and does not show the amount of that interest paid or the expenses of the TOB Trust as described above as interest expense on the Statement of Operations.
Fees paid upon the creation of a TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters are recognized as part of the cost basis of the Inverse Floater and are capitalized over the term of the TOB Trust.
As of the end of the reporting period, the aggregate value of Floaters issued by each Fund’s TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:

Floating Rate Obligations Outstanding	NID	NIQ
Floating rate obligations: self-deposited Inverse Floaters	$30,968,000	$—
Floating rate obligations: externally-deposited Inverse Floaters	185,041,250	48,263,750
Total	$216,009,250	$48,263,750

During the current fiscal period, the average amount of Floaters (including any borrowings from a Liquidity Provider) outstanding, and the average annual interest rate and fees related to self-deposited Inverse Floaters, were as follows:

Self-Deposited Inverse Floaters	NID	NIQ
Average floating rate obligations outstanding	$24,544,781	$—
Average annual interest rate and fees	0.74%	—%

TOB Trusts are supported by a liquidity facility provided by a Liquidity Provider pursuant to which the Liquidity Provider agrees, in the event that Floaters are (a) tendered to the Trustee for remarketing and the remarketing does not occur, or (b) subject to mandatory tender pursuant to the terms of the TOB Trust agreement, to either purchase Floaters or to provide the Trustee with an advance from a loan facility to fund the purchase of Floaters by the TOB Trust. In certain circumstances, the Liquidity Provider may otherwise elect to have the Trustee sell the Underlying Bond to retire the Floaters that were tendered and not remarketed prior to providing such a loan. In these circumstances, the Liquidity Provider remains obligated to provide a loan to the extent that the proceeds of the sale of the Underlying Bond is not sufficient to pay the purchase price of the Floaters.
The size of the commitment under the loan facility for a given TOB Trust is at least equal to the balance of that TOB Trust’s outstanding Floaters plus any accrued interest. In consideration of the loan facility, fee schedules are in place and are charged by the Liquidity Provider(s). Any loans made by the Liquidity Provider will be secured by the purchased Floaters held by the TOB Trust. Interest paid on any outstanding loan balances will be effectively borne by the Fund that owns the Inverse Floaters of the TOB Trust that has incurred the borrowing and may be at a rate that is greater than the rate that would have been paid had the Floaters been successfully remarketed.

Notes to Financial Statements (Unaudited) (continued)
As described above, any amounts outstanding under a liquidity facility are recognized as a component of “Floating rate obligations” on the Statement of Assets and Liabilities by the Fund holding the corresponding Inverse Floaters issued by the borrowing TOB Trust. As of the end of the reporting period there were no loans outstanding under any such facility.
Each Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse arrangement”) (TOB Trusts involving such agreements are referred to herein as “Recourse Trusts”), under which a Fund agrees to reimburse the Liquidity Provider for the Trust’s Floaters, in certain circumstances, for the amount (if any) by which the liquidation value of the Underlying Bond held by the TOB Trust may fall short of the sum of the liquidation value of the Floaters issued by the TOB Trust plus any amounts borrowed by the TOB Trust from the Liquidity Provider, plus any shortfalls in interest cash flows. Under these agreements, a Fund’s potential exposure to losses related to or on an Inverse Floater may increase beyond the value of the Inverse Floater as a Fund may potentially be liable to fulfill all amounts owed to holders of the Floaters or the Liquidity Provider. Any such shortfall amount in the aggregate is recognized as “Unrealized depreciation on Recourse Trusts” on the Statement of Assets and Liabilities.
As of the end of the reporting period, each Fund’s maximum exposure to the Floaters issued by Recourse Trusts for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:

Floating Rate Obligations – Recourse Trusts	NID	NIQ
Maximum exposure to Recourse Trusts: self-deposited Inverse Floaters	$30,968,000	$—
Maximum exposure to Recourse Trusts: externally-deposited Inverse Floaters	185,041,250	48,263,750
Total	$216,009,250	$48,263,750

Zero Coupon Securities
A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
Investment Transactions
Long-term purchases and sales (including maturities but excluding derivative transactions, where applicable) during the current fiscal period were as follows:

	NID	NIQ
Purchases	$61,282,858	$8,954,939
Sales and maturities	46,783,050	8,602,351

The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. The Funds have earmarked securities in their portfolios with a current value at least equal to the amount of the when issued/ delayed-delivery purchase commitments. If the Funds have outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
Investments in Derivatives
In addition to the inverse floating rate securities in which each Fund may invest, which are considered portfolio securities for financial reporting purposes, each Fund is authorized to invest in certain other derivative instruments such as futures, options and swap contracts. Each Fund limits its investments in futures, options on futures and swap contracts to the extent necessary for the Adviser to claim the exclusion from registration by the Commodity Futures Trading Commission as a commodity pool operator with respect to the Fund. The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Funds’ investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.
Futures Contracts
Upon execution of a futures contract, a Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Cash held by the broker to cover initial margin requirements on open futures contracts, if any, is recognized as “Cash collateral at brokers for investments in futures contracts” on the Statement of Assets and Liabilities. Investments in futures contracts obligate a Fund and the clearing broker to settle monies on a daily basis representing changes in the prior days “mark-to-market” of the open contracts. If a Fund has unrealized appreciation the clearing broker would credit the Fund’s account with an amount equal to appreciation and conversely if a Fund has unrealized depreciation the clearing broker would debit the Fund’s account with an amount equal to depreciation. These daily cash settlements are also known as “variation margin.” Variation margin is recognized as a receivable and/or payable for “Variation margin on futures contracts” on the Statement of Assets and Liabilities.

During the period the futures contract is open, changes in the value of the contract are recognized as an unrealized gain or loss by “marking-to-market” on a daily basis to reflect the changes in market value of the contract, which is recognized as a component of “Change in net unrealized appreciation (depreciation) of futures contracts” on the Statement of Operations. When the contract is closed or expired, a Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into, which is recognized as a component of “Net realized gain (loss) from futures contracts” on the Statement of Operations.
Risks of investments in futures contracts include the possible adverse movement in the price of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.
During the current fiscal period, NID invested in interest rate futures to manage the duration of its portfolio by shorting interest rate futures contracts.
The average notional amount of futures contracts outstanding during the current fiscal period was as follows:

NID
Average notional amount of futures contracts outstanding*	$2,272,299

*  The average notional amount is calculated based on the absolute aggregate notional amount of contracts outstanding at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.
The following table presents the fair value of all futures contracts held by the Fund as of the end of the reporting period, the location of these instruments on the Statement of Assets and Liabilities and the primary underlying risk exposure.

Location on the Statement of Assets and Liabilities
		Asset Derivatives		(Liability) Derivatives
Underlying	Derivative
Risk Exposure	Instrument	Location	Value	Location	Value
NID
Interest rate	Futures contracts	—	$ —	Payable for	$12,777
variation margin on
futures contracts*

*  Value represents the cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Fund’s Portfolio of Investments and not the daily asset and/or liability derivatives location as described in the table above.
The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized on futures contracts on the Statement of Operations during the current fiscal period, and the primary underlying risk exposure.

Change in Net
		Net Realized	Unrealized Appreciation
Underlying	Derivative	Gain (Loss) from	(Depreciation) of
Risk Exposure	Instrument	Futures Contracts	Futures Contracts
Interest rate	Futures contracts	$36,636	$25,747

Market and Counterparty Credit Risk
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.

Notes to Financial Statements (Unaudited) (continued)
5. Fund Shares
Common Share Transactions
The Funds did not have any transactions in common shares during current and prior fiscal period.
Preferred Shares
Adjustable Rate MuniFund Term Preferred Shares
The Funds have issued and have outstanding Adjustable Rate MuniFund Term Preferred (“AMTP”) Shares, with a $100,000 liquidation preference per share. AMTP Shares are issued via private placement and are not publicly available.
As of the end of the reporting period, details of each Fund’s AMTP Shares outstanding were as follows:

				Liquidation
				Preference,
		Shares	Liquidation	net of deferred
Fund	Series	Outstanding	Preference	offering cost
NID	2023	1,750	$175,000,000	$174,911,185
NIQ	2023	550	$55,000,000	$54,930,624

Each Fund is obligated to redeem its AMTP Shares by the date as specified in its offering document (“Term Redemption Date”), unless earlier redeemed by the Fund. AMTP Shares are subject to optional and mandatory redemption in certain circumstances. The AMTP Shares may be redeemed at the option of each Fund, subject to payment of premium for approximately six months following the date of issuance (“Premium Expiration Date”), and at the redemption price per share thereafter. The redemption price per share is equal to the sum of the liquidation preference per share plus any accumulated but unpaid dividends.
AMTP Shares are short-term or short/intermediate-term instruments that pay a variable dividend rate tied to a short-term index, plus an additional fixed “spread” amount which is initially established at the time of issuance and may be adjusted in the future based upon a mutual agreement between the majority owner and each Fund. From time-to-time the majority owner may propose to each Fund an adjustment to the dividend rate. Should the majority owner and the Funds fail to agree upon an adjusted dividend rate, and such proposed dividend rate adjustment is not withdrawn, the Funds will be required to redeem all outstanding shares upon the end of a notice period.
In addition, the Funds may be obligated to redeem a certain amount of the AMTP Shares if the Funds fail to maintain certain asset coverage and leverage ratio requirements and such failures are not cured by the applicable cure date. The Term Redemption Date and Premium Expiration Date for each Fund’s AMTP Shares are as follows:

	Notice		Term	Premium
Fund	Period	Series	Redemption Date	Expiration Date
NID	360-day	2023	March 31, 2023*	August 31, 2018
NIQ	360-day	2023	June 30, 2023*	August 31, 2018

* Subject to early termination by either the Fund or the holder.
The average liquidation preference of AMTP Shares outstanding and annualized dividend rate for the Funds during the current fiscal period were as follows:

	NID	NIQ
Average liquidation preference of AMTP Shares outstanding	$175,000,000	$55,000,000
Annualized dividend rate	0.97%	0.97%

AMTP Shares are subject to restrictions on transfer, generally do not trade, and market quotations are generally not available. The fair value of AMTP Shares is expected to be approximately their liquidation preference so long as the fixed “spread” on the AMTP Shares remains roughly in line with the “spread” being demanded by investors on instruments having similar terms in the current market environment. In present market conditions, the Funds’ Adviser has determined that the fair value of AMTP Shares is approximately their liquidation preference, but their fair value could vary if market conditions change materially. For financial reporting purposes, the liquidation preference of AMTP Shares is a liability and is recognized as a component of “Adjustable Rate MuniFund Term Preferred (“AMTP”) Shares, net of deferred offering costs” on the Statement of Assets and Liabilities.

AMTP Share dividends are treated as interest payments for financial reporting purposes. Unpaid dividends on AMTP Shares are recognized as a component of “Interest payable” on the Statement of Assets and Liabilities. Dividends accrued on AMTP Shares are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations.
Costs incurred in connection each Fund’s offering of AMTP Shares were recorded as deferred charges, which are amortized over the life of the shares and are recognized as components of “Adjustable Rate MuniFund Term Preferred (“AMTP”) Shares, net of deferred offering costs” on the Statement of Assets and Liabilities and “Interest expense and amortization of offering costs” on the Statement of Operations.
Preferred Share Transactions
The Funds did not have any transactions in preferred shares during the current or prior fiscal period.
6. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal income tax, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.
For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts as detailed below. Temporary differences do not require reclassification. Temporary and permanent differences do not impact the NAVs of the Funds.
The table below presents the cost and unrealized appreciation (depreciation) of each Fund’s investment portfolio, as determined on a federal income tax basis, as of November 30, 2020.
For purposes of this disclosure, derivative tax cost is generally the sum of any upfront fees or premiums exchanged and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting. If a particular derivative category does not disclose any tax unrealized appreciation or depreciation, the change in value of those derivatives have generally been fully realized for tax purposes.

	NID	NIQ
Tax cost of investments	$802,417,617	$225,278,959
Gross unrealized:
Appreciation	$44,597,952	$17,763,270
Depreciation	(22,291,603)	(738,747)
Net unrealized appreciation (depreciation) of investments	$22,306,349	$17,024,523

Permanent differences, primarily due to taxable market discount, treatment of notional principal contracts, federal taxes paid, paydowns and nondeductible offering costs, resulted in reclassifications among the Funds’ components of net assets as of May 31, 2020, the Funds’ last tax year end.
The tax components of undistributed net tax-exempt income, net ordinary income and net long-term capital gains as of May 31, 2020, the Funds’ last tax year end, were as follows:

	NID	NIQ
Undistributed net tax-exempt income[1]	$3,566,224	$869,397
Undistributed net ordinary income[2]	196,564	125,834
Undistributed net long-term capital gains	—	—

[1]	Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividend declared on May 1, 2020, and paid on June 1, 2020.
[2]	Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

Notes to Financial Statements (Unaudited) (continued)
The tax character of distributions paid during the Funds’ last tax years ended May 31, 2020 was designated for purposes of the dividends paid deduction as follows:

	NID	NIQ
Distributions from net tax-exempt income	$23,750,762	$4,998,837
Distributions from net ordinary income[2]	173,165	4,272
Distributions from net long-term capital gains	—	—

[2]	Net ordinary income consists of taxable market discount income and net short-term capital gains, if any

As of May 31, 2020, the Funds’ last tax year end, the Funds had unused capital losses carrying forward available for federal income tax purposes to be applied against future capital gains, if any. The capital losses are not subject to expiration.

	NID	NIQ
Not subject to expiration:
Short-term	$20,019,259	$8,007,051
Long-term	16,087,876	3,191,632
Total	$36,107,135	$11,198,683

During the Funds’ last tax year ended May 31, 2020, NIQ utilized $75,009 of its capital loss carryforward.
7. Management Fees and Other Transactions with Affiliates
Management Fees
Each Fund’s management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.
Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables Fund shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
The annual fund-level fee, payable monthly, for each Fund is calculated according to the following schedule:

	NID	NIQ
Average Daily Managed Assets*	Fund-Level Fee Rate	Fund-Level Fee Rate
For the first $125 million	0.4000%	0.3000%
For the next $125 million	0.3875	0.2875
For the next $250 million	0.3750	0.2750
For the next $500 million	0.3625	0.2625
For the next $1 billion	0.3500	0.2500
For the next $3 billion	0.3250	0.2250
For managed assets over $5 billion	0.3125	0.2125

The annual complex-level fee, payable monthly, for each Fund is calculated by multiplying the current complex-wide fee rate, determined according to the following schedule by the Fund’s daily managed assets:

Complex-Level Eligible Asset Breakpoint Level*	Effective Complex-Level Fee Rate at Breakpoint Level
$55 billion	0.2000%
$56 billion	0.1996
$57 billion	0.1989
$60 billion	0.1961
$63 billion	0.1931
$66 billion	0.1900
$71 billion	0.1851
$76 billion	0.1806
$80 billion	0.1773
$91 billion	0.1691
$125 billion	0.1599
$200 billion	0.1505
$250 billion	0.1469
$300 billion	0.1445

*
For the complex-level fees, managed assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining managed assets in certain circumstances. The complex-level fee is calculated based upon the aggregate daily managed assets of all Nuveen open-end and closed-end funds that constitute “eligible assets.” Eligible assets do not include assets attributable to investments in other Nuveen Funds or assets in excess of a determined amount (originally $2 billion) added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011, but do not include certain Nuveen funds that were reorganized into funds advised by an affiliate of the Adviser during the 2019 calendar year. As of November 30, 2020, the complex-level fee for each Fund was 0.1561%.

Other Transactions with Affiliates
Each Fund is permitted to purchase or sell securities from or to certain other funds or accounts managed by the Sub-Adviser (“Affiliated Entity”) under specified conditions outlined in procedures adopted by the Board (“cross-trade”). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions.
During the current fiscal period, the Funds did not engage in cross-trades pursuant to these procedures.
8. Borrowing Arrangements
Committed Line of Credit
The Funds, along with certain other funds managed by the Adviser (“Participating Funds”), have established a 364-day, $2.405 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for various purposes other than leveraging for investment purposes. Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating Funds have undrawn capacity. The credit facility expires in June 2021 unless extended or renewed.
The credit facility has the following terms: a fee of 0.10% upfront fee, 0.15% per annum on unused commitment amounts, and interest at a rate equal to the higher of (a) one-month LIBOR (London Inter-Bank Offered Rate) plus 1.25% (1.00% prior to June 24, 2020) per annum or (b) the Fed Funds rate plus 1.25% (1.00% prior to June 24, 2020) per annum on amounts borrowed. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Other expenses” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.

Notes to Financial Statements (Unaudited) (continued)
During the current fiscal period, the Funds did not utilized this facility.
Inter-Fund Borrowing and Lending
The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting registered open-end and closed-end Nuveen funds to participate in an inter-fund lending facility whereby the Nuveen funds may directly lend to and borrow money from each other for temporary purposes (e.g., to satisfy redemption requests or when a sale of securities “fails,” resulting in an unanticipated cash shortfall) (the “Inter-Fund Program”). The closed-end Nuveen funds, including the Funds covered by this shareholder report, will participate only as lenders, and not as borrowers, in the Inter-Fund Program because such closed-end funds rarely, if ever, need to borrow cash to meet redemptions. The Inter-Fund Program is subject to a number of conditions, including, among other things, the requirements that (1) no fund may borrow or lend money through the Inter-Fund Program unless it receives a more favorable interest rate than is typically available from a bank or other financial institution for a comparable transaction; (2) no fund may borrow on an unsecured basis through the Inter-Fund Program unless the fund’s outstanding borrowings from all sources immediately after the inter-fund borrowing total 10% or less of its total assets; provided that if the borrowing fund has a secured borrowing outstanding from any other lender, including but not limited to another fund, the inter-fund loan must be secured on at least an equal priority basis with at least an equivalent percentage of collateral to loan value; (3) if a fund’s total outstanding borrowings immediately after an inter-fund borrowing would be greater than 10% of its total assets, the fund may borrow through the inter-fund loan on a secured basis only; (4) no fund may lend money if the loan would cause its aggregate outstanding loans through the Inter-Fund Program to exceed 15% of its net assets at the time of the loan; (5) a fund’s inter-fund loans to any one fund shall not exceed 5% of the lending fund’s net assets; (6) the duration of inter-fund loans will be limited to the time required to receive payment for securities sold, but in no event more than seven days; and (7) each inter-fund loan may be called on one business day’s notice by a lending fund and may be repaid on any day by a borrowing fund. In addition, a Nuveen fund may participate in the Inter-Fund Program only if and to the extent that such participation is consistent with the fund’s investment objective and investment policies. The Board is responsible for overseeing the Inter-Fund Program.
The limitations detailed above and the other conditions of the SEC exemptive order permitting the Inter-Fund Program are designed to minimize the risks associated with Inter-Fund Program for both the lending fund and the borrowing fund. However, no borrowing or lending activity is without risk. When a fund borrows money from another fund, there is a risk that the loan could be called on one day’s notice or not renewed, in which case the fund may have to borrow from a bank at a higher rate or take other actions to payoff such loan if an inter-fund loan is not available from another fund. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.
During the current reporting period, none of the Funds covered by this shareholder report have entered into any inter-fund loan activity.

Shareholder Update
Changes Occurring During the Reporting Period
The following information in this semi-annual report is a summary of certain changes during the reporting period. This information may not reflect all of the changes that have occurred since you purchased shares of the Fund.
Amended and Restated By-Laws
On October 5, 2020, after a rigorous and deliberative review, and consistent with the interests of each Fund’s long-term shareholders, the Board of Trustees of each Fund adopted Amended and Restated By-Laws.
Among other changes, the Amended and Restated By-Laws require compliance with certain amended deadlines and procedural and informational requirements in connection with advance notice of shareholder proposals or nominations, including certain information about the proponent and the proposal, or in the case of a nomination, the nominee. Any shareholder considering making a nomination or other proposal should carefully review and comply with those provisions of the Amended and Restated By-Laws.
The Amended and Restated By-Laws also include provisions (the “Control Share By-Law”) pursuant to which, in summary, a shareholder who obtains beneficial ownership of common shares of a Fund in a “Control Share Acquisition” may exercise voting rights with respect to such shares only to the extent the authorization of such voting rights is approved by other shareholders of the Fund. The Control Share By-Law is primarily intended to protect the interests of the Fund and its long-term shareholders by limiting the risk that the Fund will become subject to undue influence by opportunistic traders pursuing short-term agendas adverse to the best interests of the Fund and its long-term shareholders. The Control Share By-Law does not eliminate voting rights for common shares acquired in Control Share Acquisitions, but rather entrusts the Fund’s other “non-interested” shareholders with determining whether to approve the authorization of the voting rights of the person acquiring such shares.
Subject to various conditions and exceptions, the Control Share By-Law defines a “Control Share Acquisition” to include an acquisition of common shares that, but for the Control Share By-Law, would give the beneficial owner, upon the acquisition of such shares, the ability to exercise voting power in the election of Trustees of a Fund in any of the following ranges:
(i) one-tenth or more, but less than one-fifth of all voting power;
(ii) one-fifth or more, but less than one-third of all voting power;
(iii) one-third or more, but less than a majority of all voting power; or
(iv) a majority or more of all voting power.
The Control Share By-Law generally excludes certain acquisitions of common shares from the definition of a Control Share Acquisition, including acquisitions of common shares that occurred prior to October 5, 2020, though such shares are included in assessing whether any subsequent share acquisition exceeds one of the enumerated thresholds.
Subject to certain conditions and procedural requirements set forth in the Control Share By-Law, including the delivery of a “Control Share Acquisition Statement” to the Funds’ Secretary setting forth certain required information, a shareholder who obtains or proposes to obtain beneficial ownership of common shares in a Control Share Acquisition generally may demand a special meeting of shareholders for the purpose of considering whether the voting rights of such acquiring person with respect to such shares shall be authorized.
This discussion is only a high-level summary of certain aspects of the Amended and Restated By-Laws, and is qualified in its entirety by reference to the Amended and Restated By-Laws. Shareholders should refer to the Amended and Restated By-Laws for more information. A copy of the Amended and Restated By-Laws can be found in the Current Report on Form 8-K filed by the Funds with the Securities and Exchange Commission on October 6, 2020, which is available at www.sec.gov, and may also be obtained by writing to the Secretary of the Funds at 333 West Wacker Drive, Chicago, Illinois 60606.

Additional Fund
Information

Board of Trustees
Jack B. Evans	William C. Hunter	Albin F. Moschner	John K. Nelson	Judith M. Stockdale	Carole E. Stone
Matthew Thornton III	Terence J. Toth	Margaret L Wolff	Robert L. Young

Investment Adviser	Custodian	Legal Counsel	Independent Registered	Transfer Agent and
Nuveen Fund Advisors, LLC	State Street Bank	Chapman and Cutler LLP	Public Accounting Firm	Shareholder Services
333 West Wacker Drive	& Trust Company	Chicago, IL 60603	KPMG LLP	Computershare Trust
Chicago, IL 60606	One Lincoln Street	200 East Randolph Street	Company, N.A.
Boston, MA 02111	Chicago, IL 60601	150 Royall Street
Canton, MA 02021
(800) 257-8787

Portfolio of Investments Information
Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC’s website at http://www.sec.gov.

Nuveen Funds’ Proxy Voting Information
You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.

CEO Certification Disclosure
Each Fund’s Chief Executive Officer (CEO) has submitted to the New York Stock Exchange (NYSE) the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual. Each Fund has filed with the SEC the certification of its CEO and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act.

Common Share Repurchases
Each Fund intends to repurchase, through its open-market share repurchase program, shares of its own common stock at such times and in such amounts as is deemed advisable. During the period covered by this report, each Fund repurchased shares of its common stock, as shown in the accompanying table. Any future repurchases will be reported to shareholders in the next annual or semi-annual report.

	NID	NIQ
Common shares repurchased	—	—

FINRA BrokerCheck
The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.

Glossary of Terms Used in this Report

■
Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

■
Duration: Duration is a measure of the expected period over which a bond’s principal and interest will be paid, and consequently is a measure of the sensitivity of a bond’s or bond fund’s value to changes when market interest rates change. Generally, the longer a bond’s or fund’s duration, the more the price of the bond or fund will change as interest rates change.

■
Effective Leverage: Effective leverage is a fund’s effective economic leverage, and includes both regulatory leverage (see leverage) and the leverage effects of certain derivative investments in a fund’s portfolio. Currently, the leverage effects of Tender Option Bond (TOB) inverse floater holdings are included in effective leverage values, in addition to any regulatory leverage.

■
Forward Interest Rate Swap: A contractual agreement between two counterparties under which one party agrees to make periodic payments to the other for an agreed period of time based on a fixed rate, while the other party agrees to make periodic payments based on a floating rate of interest based on an underlying index. Alternatively, both series of cash flows to be exchanged could be calculated using floating rates of interest but floating rates that are based upon different underlying indices.

■
Industrial Development Revenue Bond (IDR): A unique type of revenue bond issued by a state or local government agency on behalf of a private sector company and intended to build or acquire factories or other heavy equipment and tools.

■
Inverse Floating Rate Securities: Inverse floating rate securities, also known as inverse floaters or tender option bonds (TOBs), are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond’s par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an “inverse floater”) to an investor (such as a Fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond’s downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond’s value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.

■	Leverage: Leverage is created whenever a fund has investment exposure (both reward and/or risk) equivalent to more than 100% of the investment capital.
■
Net Asset Value (NAV) Per Share: A fund’s Net Assets is equal to its total assets (securities, cash, accrued earnings and receivables) less its total liabilities. NAV per share is equal to the fund’s Net Assets divided by its number of shares outstanding.

■
Pre-Refunding: Pre-Refunding, also known as advanced refundings or refinancings, is a procedure used by state and local governments to refinance municipal bonds to lower interest expenses. The issuer sells new bonds with a lower yield and uses the proceeds to buy U.S. Treasury securities, the interest from which is used to make payments on the higher-yielding bonds. Because of this collateral, pre-refunding generally raises a bond’s credit rating and thus its value.

■
Regulatory Leverage: Regulatory Leverage consists of preferred shares issued by or borrowings of a fund. Both of these are part of a fund’s capital structure. Regulatory leverage is subject to asset coverage limits set in the Investment Company Act of 1940.

Glossary of Terms Used in this Report (continued)

■
S&P Intermediate Duration Municipal Yield Index: An unleveraged, market value-weighted index that tracks both the investment grade municipal bond market and the high yield municipal bond market in the duration ranges of short duration: 1 to 12 years maturity range and long duration: 1 to 17 years maturity range. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

■
S&P Municipal Bond Index: An unleveraged, market value-weighted index designed to measure the performance of the tax-exempt, investment-grade U.S. municipal bond market. Index returns assume investment of distributions, but do not reflect any applicable sales charges or management fees.

■
S&P Municipal Bond Intermediate Index: An unleveraged, market value-weighted index containing all of the bonds in the S&P Municipal Bond Index with maturity dates between 3 and 14.999 years. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

■
Total Investment Exposure: Total investment exposure is a fund’s assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes a fund’s use of preferred stock and borrowings and investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.

■
Zero Coupon Bond: A zero coupon bond does not pay a regular interest coupon to its holders during the life of the bond. Income to the holder of the bond comes from accretion of the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity and is effectively paid at maturity. The market prices of zero coupon bonds generally are more volatile than the market prices of bonds that pay interest periodically.

Reinvest Automatically, Easily and Conveniently
Nuveen makes reinvesting easy. A phone call is all it takes to set up your reinvestment account.

Nuveen Closed-End Funds Automatic Reinvestment Plan
Nuveen Closed-End Fund allows you to conveniently reinvest distributions in additional Fund shares. By choosing to reinvest, you’ll be able to invest money regularly and automatically, and watch your investment grow through the power of compounding. Just like distributions in cash, there may be times when income or capital gains taxes may be payable on distributions that are reinvested. It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.
Easy and convenient
To make recordkeeping easy and convenient, each month you’ll receive a statement showing your total distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.
How shares are purchased
The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the greater of the net asset value or 95% of the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. If the Plan Agent begins purchasing Fund shares on the open market while shares are trading below net asset value, but the Fund’s shares subsequently trade at or above their net asset value before the Plan Agent is able to complete its purchases, the Plan Agent may cease open-market purchases and may invest the uninvested portion of the distribution in newly-issued Fund shares at a price equal to the greater of the shares’ net asset value or 95% of the shares’ market value on the last business day immediately prior to the purchase date. Distributions received to purchase shares in the open market will normally be invested shortly after the distribution payment date. No interest will be paid on distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.
Flexible
You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan. The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.
Call today to start reinvesting distributions
For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial professional or call us at (800) 257-8787.

Nuveen:
Serving Investors for Generations
Since 1898, financial professionals and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.
Focused on meeting investor needs.
Nuveen is the investment manager of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.
Find out how we can help you.
To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial professional, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.
Learn more about Nuveen Funds at: www.nuveen.com/closed-end-funds

Nuveen Securities, LLC member of FINRA and SIPC | 333 West Wacker Drive Chicago, IL 60606 | www.nuveen.com
ESA-B-1120D 1466043-INV-B-01/22

ITEM 2. CODE OF ETHICS.
Not applicable to this filing.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable to this filing.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable to this filing.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable to this filing.
ITEM 6. SCHEDULE OF INVESTMENTS.
(a) See Portfolio of Investments in Item 1.
(b) Not applicable.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable to this filing.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable to this filing.
ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.
ITEM 11. CONTROLS AND PROCEDURES.
(a)
The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”)(17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 13. EXHIBITS.
File the exhibits listed below as part of this Form.

(a)(1)
Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2)
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See Ex-99.CERT attached hereto.

(a)(3)
Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the  report by or on behalf of the registrant to 10 or more persons: Not applicable.

(a)(4)	Change in the registrant’s independent public accountant. Not applicable.

(b)
If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: See Ex-99.906 CERT attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Nuveen Intermediate Duration Municipal Term Fund
By (Signature and Title) /s/ Mark L. Winget
Mark L. Winget
Vice President and Secretary
Date: February 5, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By (Signature and Title) /s/ David J. Lamb
David J. Lamb
Chief Administrative Officer
(principal executive officer)
Date: February 5, 2021

By (Signature and Title) /s/ E. Scott Wickerham
E. Scott Wickerham
Vice President and Controller
(principal financial officer)
Date: February 5, 2021